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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05426

AIM Investment Funds (Invesco Investment Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	10/31

Date of reporting period:	07/31/13

Item 1. Schedule of Investments.

Invesco Balanced-Risk Allocation Fund Quarterly Schedule of Portfolio Holdings July 31, 2013

invesco.com/us	IBRA-QTR-1 07/13	Invesco Advisers, Inc.

Consolidated Schedule of Investments

July 31, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount	Value

U.S. Treasury Bills–28.43%(a)

U.S. Treasury Bills	0.03%	09/05/13	$341,500,000	$341,493,336

U.S. Treasury Bills (b)	0.08%	10/24/13	717,514,000	717,472,029

U.S. Treasury Bills (b)	0.07%	11/07/13	636,286,000	636,225,257

U.S. Treasury Bills	0.13%	01/09/14	684,000,000	683,846,835

U.S. Treasury Bills	0.14%	01/09/14	341,500,000	341,423,530

U.S. Treasury Bills	0.06%	01/23/14	967,000,000	966,741,124

Total U.S. Treasury Bills (Cost $3,686,645,646)				3,687,202,111

		Expiration Date

Commodity-Linked Securities–1.54%

Canadian Imperial Bank of Commerce Commodity Linked EMTN, U.S. Federal Funds Effective Rate minus 0.04% (linked to Canadian Imperial Bank of Commerce Custom 1 Agriculture Commodity Index, multiplied by 2) (c)		11/12/13	87,300,000	65,893,489

Cargill, Inc. Commodity Linked Notes, one month LIBOR rate minus 0.1% (linked to the Monthly Rebalance Commodity Excess Return Index, multiplied by 2) (c)		11/20/13	83,350,000	68,436,450

Cargill, Inc. Commodity Linked Notes, one month LIBOR rate minus 0.1% (linked to the Monthly Rebalance Commodity Excess Return Index, multiplied by 2) (c)		05/12/14	65,099,617	65,810,417

Total Commodity-Linked Securities (Cost $235,749,617)				200,140,356

			Shares

Money Market Funds–64.67%

Liquid Assets Portfolio-Institutional Class (d)			1,552,687,200	1,552,687,200

Premier Portfolio – Institutional Class (d)			1,552,687,200	1,552,687,200

STIC (Global Series) PLC – U.S. Dollar Liquidity Portfolio (Ireland) –Institutional Class (d)			1,910,378,534	1,910,378,534

Treasury Portfolio-Institutional Class (d)			3,372,733,172	3,372,733,172

Total Money Market Funds (Cost $8,388,486,106)				8,388,486,106

TOTAL INVESTMENTS–94.64% (Cost $12,310,881,369)				12,275,828,573

OTHER ASSETS LESS LIABILITIES–5.36%				695,559,108

NET ASSETS–100.00%				$12,971,387,681

Investment Abbreviations:

EMTN	—Euro Medium Term Notes
LIBOR	—London Interbank Offered Rate

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	All or a portion of the value was designated as collateral to cover margin requirements for swap agreements. See Note 1F.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2013 was $200,140,356, which represented 1.54% of the Fund’s Net Assets.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Balanced-Risk Allocation Fund

Open Futures Contracts and Swap Agreements at Period-End(a)

Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)

Long Contracts
Australian 10 Year Bonds	18,630	September-2013	$1,989,755,764	$(44,199,052)

Brent Crude	3,315	October-2013	354,406,650	18,964,246

Canada 10 Year Bonds	16,870	September-2013	2,160,904,090	(72,554,884)

Dow Jones EURO STOXX 50 Index	27,800	September-2013	1,019,386,524	40,351,704

E-Mini S&P 500 Index	11,400	September-2013	957,885,000	29,384,052

Euro Bonds	11,580	September-2013	2,193,521,640	(13,855,733)

FTSE 100 Index	9,480	September-2013	946,582,982	48,137,916

Gas Oil	1,720	October-2013	156,993,000	(204,135)

Gasoline Reformulated Blendstock Oxygenate Blending	2,165	September-2013	272,453,559	(3,491,190)

Hang Seng Index	3,430	August-2013	483,479,808	870,555

Japan 10 Year Bonds	1,003	September-2013	1,471,558,484	5,998,965

LME Primary Aluminum	3,320	September-2013	147,864,500	(8,934,292)

Long Gilt	11,240	September-2013	1,926,761,744	(70,926,326)

Russell 2000 Index Mini	8,500	September-2013	886,465,000	48,717,915

Silver	3,780	September-2013	370,969,200	6,422,577

Tokyo Stock Price Index	9,290	September-2013	1,068,126,979	30,289,410

U.S. Treasury 20 Year Bonds	7,680	September-2013	1,029,600,000	(59,688,041)

WTI Crude	3,670	January-2014	368,174,400	21,344,228

Total Futures Contracts				$(23,372,085)

(a) Futures collateralized by $709,220,000 cash held with Merrill Lynch, the futures commission merchant.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Balanced-Risk Allocation Fund

Long Swap Agreements	Counterparty	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)

Receive a return equal to Barclays Commodity Strategy 1452 Excess Return Index and pay the product of (i) 0.33% of the Notional value multiplied by (ii) days in the period divided by 365	Barclays Capital Inc.	491,500	May-2014	$271,010,445	$(1,782,719)

Receive a return equal to Barclays Commodity Strategy 1635 Excess Return Index and pay the product of (i) 0.53% of the Notional value multiplied by (ii) days in the period divided by 365	Barclays Capital Inc.	288,700	October-2013	175,501,105	(2,672,351)

Receive a return equal to Single Commodity Index Excess Return Index and pay the product of (i) 0.12% of the Notional value multiplied by (ii) days in the period divided by 365	MF Global Inc.	316,200	May-2014	278,767,611	19,773,821

Receive a return equal to CIBC Dynamic Roll LME Copper Excess Return Index and pay the product of (i) 0.30% of the Notional Value multiplied by (ii) days in the period divided by 365	CIBC World Markets Corp.	3,122,000	April-2014	274,336,384	(4,692,990)

Receive a return equal to Goldman Sachs Alpha Basket B472 Excess Return Strategy and pay the product of (i) 0.60% of the Notional Value multiplied by (ii) days in the period divided by 365	Goldman Sachs & Co.	345,400	November-2013	181,809,994	(1,617,439)

Receive a return equal to J.P. Morgan Bespoke Commodity JMAB 165 Index and pay the product of (i) 0.49% of the Notional Value multiplied by (ii) days in the period divided by 365	J.P. Morgan Securities Inc.	248,000	October-2013	165,579,258	(5,019,024)

Receive a return equal to S&P GSCI Gold Index Excess Return and pay the product of (i) 0.09% of the Notional Value multiplied by (ii) days in the period divided by 365	J.P. Morgan Securities Inc.	1,813,000	April-2014	204,306,970	(3,712,299)

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Balanced-Risk Allocation Fund

Long Swap Agreements	Counterparty	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)

Receive a return equal to Dow Jones-UBS Gold Index and pay the product of (i) 0.15% of the Notional Value multiplied by (ii) days in the period divided by 365	Banc of America Securities LLC	1,501,000	December-2013	$231,409,470	$16,456,964

Receive a return equal to MLCX Dynamic Enhanced Copper Excess Return Index and pay the product of (i) 0.25% of the Notional Value multiplied by (ii) days in the period divided by 365	Banc of America Securities LLC	11,000	May-2014	7,420,671	125,184

Total Swap Agreements					$16,859,147

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Balanced-Risk Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings

July 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

Invesco Balanced-Risk Allocation Fund (the “Fund”) will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund I Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Invesco Balanced-Risk Allocation Fund

A.	Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Structured Securities - The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

Invesco Balanced-Risk Allocation Fund

E.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
F.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the designation of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Invesco Balanced-Risk Allocation Fund

F.	Swap Agreements– (continued)

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

G.	Other Risks -The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leverage and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

H.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
I.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Balanced-Risk Allocation Fund

The following is a summary of the tiered valuation input levels, as of July 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Money Market Funds	$8,388,486,106	$--	$--	$8,388,486,106

U.S. Treasury Securities	--	3,687,202,111	--	3,687,202,111

Commodity-Linked Securities	--	200,140,356	--	200,140,356

	$8,388,486,106	$3,887,342,467	$--	$12,275,828,573

Futures*	(23,372,085)	--	--	(23,372,085)

Swap Agreements*	--	16,859,147	--	16,859,147

Total Investments	$8,365,114,021	$3,904,201,614	$--	$12,269,315,635

*	Unrealized appreciation (depreciation).

NOTE 3 -- Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2013:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Commodity risk
Futures contracts (a)	$46,731,051	$(12,629,617)

Swap agreements (a)	36,355,969	(19,496,822)

Interest rate risk
Futures contracts (a)	5,998,965	(261,224,036)

Market risk
Futures contracts (a)	197,751,552	--

Total	$286,837,537	$(293,350,475)

(a)	Includes cumulative appreciation (depreciation) of futures contracts and swap agreements.

Effect of Derivative Investments for the nine months ended July 31, 2013

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations

	Futures*	Swap Agreements*

Realized Gain (Loss)
Commodity risk	$(228,948,897)	$(301,292,650)

Interest rate risk	(40,465,926)	8,367,987

Market risk	759,787,976	--

Change in Unrealized Appreciation (Depreciation)
Commodity risk	$20,789,210	$31,423,703

Interest rate risk	(249,901,694)	--

Market risk	227,154,885	--

Total	$488,415,554	$(261,500,960)

* The average notional value of futures and swap agreements outstanding during the period was $16,493,506,122 and $1,732,603,933, respectively.

Invesco Balanced-Risk Allocation Fund

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2013 was $65,099,617 and $0, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,267,265

Aggregate unrealized (depreciation) of investment securities	(37,403,466)

Net unrealized appreciation (depreciation) of investment securities	$(36,136,201)

Cost of investments for tax purposes is $12,311,964,774.

Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity Strategy Fund Quarterly Schedule of Portfolio Holdings July 31, 2013

invesco.com/us	BRCS-QTR-1 07/13	Invesco Advisers, Inc

Consolidated Schedule of Investments

July 31, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount	Value

U.S. Treasury Bills–65.12% (a)

U.S. Treasury Bills (b)	0.03%	09/05/13	$19,700,000	$19,699,615

U.S. Treasury Bills (b)	0.06%	10/24/13	27,720,000	27,718,378

U.S. Treasury Bills (b)	0.08%	10/24/13	159,265,000	159,255,684

U.S. Treasury Bills (b)	0.07%	11/07/13	141,235,000	141,221,517

U.S. Treasury Bills (b)	0.13%	01/09/14	37,200,000	37,191,670

U.S. Treasury Bills (b)	0.14%	01/09/14	19,700,000	19,695,589

U.S. Treasury Bills	0.06%	01/23/14	54,000,000	53,985,544

Total U.S. Treasury Securities (Cost $391,841,447)				458,767,997

			Shares

Exchange Traded Funds–3.99%

PowerShares DB Gold Fund (Cost $34,754,425) (c)			630,000	28,104,300

		Expiration Date	Principal Amount

Commodity-Linked Securities–2.76%

Barclays Bank PLC, Series 4, U.S. Federal Funds (Effective) Rate minus 0.06% (linked to the Barclays Diversified Energy-Metals Total Return Index, multiplied by 3) (Cost $20,365,000) (d)		09/02/14	$20,365,000	19,476,997

			Shares

Money Market Funds–24.98%

Liquid Assets Portfolio—Institutional Class (e)			71,386,454	71,386,454

Premier Portfolio—Institutional Class (e)			71,386,455	71,386,455

STIC (Global Series) PLC – U.S. Dollar Liquidity Portfolio—Institutional Class (Ireland) (e)			33,248,810	33,248,810

Total Money Market Funds (Cost $176,021,719)				176,021,719

TOTAL INVESTMENTS–96.85% (Cost $622,982,591)				682,371,013

OTHER ASSETS LESS LIABILITIES–3.15%				22,161,484

NET ASSETS–100.00%				$704,532,497

Notes to Consolidated Schedule of Investments:

(a)	Securities traded on a discount basis. The interest rates shown represent the discount rates at the time of purchase by the Fund.

(b)	All or a portion of the value was designated as collateral to cover swap agreements. See Note 1F and Note 3.

(c)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of July 31, 2013 represented 3.99% of the Fund’s Net Assets. See Note 4.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2013 represented 2.76% of the Fund’s Net Assets.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Balanced-Risk Commodity Strategy Fund

Open Futures Contracts and Swap Agreements at Period-End(a)

Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)

Long Contracts

NYH RBOB Gasoline (Globex)	277	September–2013	$34,858,954	$(341,621)

Soybean	951	November–2013	57,357,188	(6,078,676)

Soybean Oil	317	December–2013	8,121,540	(823,023)

Subtotal			$100,337,682	$(7,243,320)

Short Contracts

Coffee C	171	September–2013	$(7,605,225)	$450,038

Corn	91	December–2013	(2,179,450)	105,436

Wheat	143	September–2013	(4,749,388)	354,561

Subtotal			$(14,534,063)	$910,035

Total Futures Contracts				$(6,333,285)

(a) Futures collateralized by $18,715,000 cash held with Goldman Sachs & Co., the futures commission merchant.

Swap Agreements	Counterparty		Termination Date

Long Agreements

Receive a return equal to the Merrill Lynch Commodity index eXtra Aluminum Annual Excess Return Index and pay the product of (i) 0.28% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Banc of America Securities LLC	243,800	May–2014	$28,513,190	$291,634

Receive a return equal to the Merrill Lynch Commodity index eXtra Dynamic Enhanced Copper Excess Return Index and pay the product of (i) 0.25% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Banc of America Securities LLC	93,470	May–2014	63,055,469	1,063,717

Receive a return equal to the Merrill Lynch Commodity index eXtra Gold Excess Return Index with GSCI roll schedule (roll from 5th to 9th business days) Excess Return and pay the product of (i) 0.14% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Banc of America Securities LLC	351,900	June–2014	56,404,432	4,614,606

Receive a return equal to the Barclays Brent Crude Roll Yield Excess Return Index and pay the product of (i) 0.35% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Barclays Capital Inc.	75,300	March–2014	47,701,533	(177,813)

Receive a return equal to the Barclays Commodity Strategy 1606 and pay the product of (i) 0.41% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Barclays Capital Inc.	44,450	March–2014	17,132,319	556,901

Receive a return equal to the Barclays Silver Nearby Excess Return Index and pay the product of (i) 0.19% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Barclays Capital Inc.	212,000	June–2014	56,217,566	(597,925)

Receive a return equal to the Barclays WTI Crude Roll Yield Excess Return Index and pay the product of (i) 0.35% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Barclays Capital Inc.	89,800	March–2014	51,666,456	45,781

Receive a return equal to the CIBC Dynamic Roll LME Copper Excess Return Index and pay the product of (i) 0.30% of the Notional Amount multiplied by (ii) days in the period divided by 365.	CIBC World Markets Corp.	515,000	April–2014	45,254,080	(774,148)

Receive a return equal to the CIBC Silver Index and pay the product of (i) 0.11% of the Notional Amount multiplied by (ii) days in the period divided by 365.	CIBC World Markets Corp.	27,700	February–2014	3,378,962	(55,535)

Receive a return equal to the Goldman Sachs Soybean Meal Excess Return Strategy and pay the product of (i) 0.30% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Goldman Sachs & Co.	64,400	November–2013	55,999,200	(456,267)

Receive a return equal to the Goldman Sachs Soybean Meal Excess Return Strategy and pay the product of (i) 0.50% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Goldman Sachs & Co.	2,600	January–2014	2,260,837	(18,421)

Receive a return equal to the S&P GSCI Crude Oil 1 Month Forward Excess Return Index and pay the product of (i) 0.12% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Goldman Sachs & Co.	129,350	March–2014	81,086,565	1,997,773

Receive a return equal to the S&P GSCI Gasoil 1 Month Forward Excess Return Index and pay the product of (i) 0.15% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Goldman Sachs & Co.	16,450	September–2014	15,799,038	78,278

Receive a return equal to the S&P GSCI Natural Gas 1 Month Forward Excess Return Index and pay the product of (i) 0.15% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Goldman Sachs & Co.	390,000	March–2014	3,504,602	(264,989)

  See accompanying notes which are an integral part of this consolidated schedule.

Invesco Balanced-Risk Commodity Strategy Fund

Swap Agreements	Counterparty	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)

Long Agreements (continued)

Receive a return equal to the S&P GSCI Sugar Excess Return A141 Strategy and pay the product of (i) 0.37% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Goldman Sachs & Co.	101,150	March–2014	$31,865,092	$594,590

Receive a return equal to the S&P GSCI Gold Excess Return Index and pay the product of (i) 0.09% of the Notional Amount multiplied by (ii) days in the period divided by 365.	JPMorgan Securities Inc.	457,800	April–2014	51,589,482	(937,391)

Subtotal				$611,428,823	$5,960,791

Short Agreements

Pay a floating rate equal to the Barclays Live Cattle Roll Yield Excess Return Index and receive the product of (i) 0.47% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Barclays Capital Inc.	68,500	November–2013	$8,781,768	$15,179

Pay a floating rate equal to the S&P GSCI Brent Crude 1 Month Forward Excess Return Index and receive the product of (i) 0.12% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Goldman Sachs & Co.	27,110	September–2014	35,788,154	(135,144)

Pay a floating rate equal to the S&P GSCI Heating Oil 1 Month Forward Excess Return Index and receive the product of (i) 0.10% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Goldman Sachs & Co.	98,450	March–2014	47,122,492	(1,104,295)

Subtotal				$91,692,414	$(1,224,260)

Total Swap Agreements					$4,736,531

  See accompanying notes which are an integral part of this consolidated schedule.

Invesco Balanced-Risk Commodity Strategy Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings

July 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) will seek to gain exposure to the commodity markets primarily through investments in Invesco Cayman Commodity Fund III Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board

Invesco Balanced-Risk Commodity Strategy Fund

A.	Security Valuations – (continued)

of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Structured Securities - The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Statement of Operations.

E.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin

Invesco Balanced-Risk Commodity Strategy Fund

E.	Futures Contracts – (continued)

payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
F.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the designation of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each

Invesco Balanced-Risk Commodity Strategy Fund

F.	Swap Agreements – (continued)

trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

G.	Other Risks -The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leverage and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

H.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
I.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Balanced-Risk Commodity Strategy Fund

The following is a summary of the tiered valuation input levels, as of July 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Money Market Funds	$176,021,719	$--	$--	$176,021,719

Exchange Traded Funds	28,104,300	--	--	28,104,300

U.S. Treasury Bills	--	458,767,997	--	458,767,997

Commodity-Linked Securities	--	19,476,997	--	19,476,997

	$204,126,019	$478,244,994	$--	$682,371,013

Futures Contracts*	(6,333,285)	--	--	(6,333,285)

Swap Agreements*	--	4,736,531	--	4,736,531

Total Investments	$197,792,734	$482,981,525	$--	$680,774,259

* Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2013:

	Value

Risk Exposure/ Derivative Type	Assets	Liabilities

Commodity Risk
Futures Contracts (a)	$910,035	$(7,243,320)

Swap Agreements (a)	9,258,459	(4,521,928)

(a) Includes cumulative appreciation (depreciation) of futures and swap agreements.

Effect of Derivative Instruments for the nine months ended July 31, 2013

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Consolidated Statement of Operations

	Futures*	Swap Agreements*

Realized Gain (Loss)
Commodity Risk	$ (733,368)	$ (116,968,353)

Change in Unrealized Appreciation (Depreciation)
Commodity Risk	(6,414,315)	16,737,852

Total	$ (7,147,683)	$ (100,230,501)

    * The average notional value of futures contracts and swap agreements outstanding during the period was $160,976,547 and $740,883,673, respectively.

Invesco Balanced-Risk Commodity Strategy Fund

NOTE 4 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the nine months ended July 31, 2013.

	Value 10/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 07/31/13	Dividend Income

PowerShares DB Gold Fund	$25,975,630	$9,821,759	$—	$(7,693,089)	$—	$28,104,300	$—

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2013 was $30,186,759 and $21,302,692, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$57,660

Aggregate unrealized (depreciation) of investment securities	(7,767,226)

Net unrealized appreciation (depreciation) of investment securities	$(7,709,566)

Cost of investments for tax purposes is $690,080,579.

Invesco Balanced-Risk Commodity Strategy Fund

Invesco China Fund Quarterly Schedule of Portfolio Holdings July 31, 2013

CHI-QTR-1 07/13	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.57% (b)

Alternative Carriers–0.62%

APT Satellite Holdings Ltd.	747,500	$650,578

Application Software–0.77%

Sinosoft Technology Group Ltd. (c)	4,580,000	803,136

Automobile Manufacturers–6.30%

Chongqing Changan Automobile Co., Ltd. -Class B	2,918,575	3,304,075

Great Wall Motor Co. Ltd. -Class H	709,000	3,296,571

		6,600,646

Casinos & Gaming–7.75%

Galaxy Entertainment Group Ltd. (Hong Kong) (c)	667,000	3,513,197

Melco Crown Entertainment, Ltd. -ADR (Hong Kong) (c)	71,262	1,772,998

Sands China Ltd. (Hong Kong)	523,600	2,832,150

		8,118,345

Construction & Farm Machinery & Heavy Trucks–0.78%

CSR Corp. Ltd. -Class H	1,233,000	820,182

Diversified Banks–24.03%

Agricultural Bank of China Ltd. - Class H	4,046,000	1,638,099

Bank of China Ltd. -Class H	14,850,600	6,223,174

China Construction Bank Corp. - Class H	11,929,290	8,905,899

China Minsheng Banking Corp., Ltd. -Class H	1,424,000	1,439,497

Industrial & Commercial Bank of China Ltd. -Class H	10,644,940	6,974,351

		25,181,020

Diversified Real Estate Activities–1.49%

Shenzhen Investment Ltd. (Hong Kong)	4,240,000	1,563,567

Electrical Components & Equipment–0.83%

Zhuzhou CSR Times Electric Co., Ltd. -Class H	329,000	869,141

Independent Power Producers & Energy Traders–3.08%

China Longyuan Power Group Corp. -Class H	973,000	1,024,990

Huaneng Renewables Corp. Ltd. -Class H	6,208,000	2,201,248

		3,226,238

Internet Software & Services–7.82%

NetEase, Inc. -ADR	28,070	1,788,340

Qihoo 360 Technology Co., Ltd. –ADR (c)	33,707	2,192,977

Youku Tudou Inc. - ADR (c)	189,957	4,213,246

		8,194,563

IT Consulting & Other Services–1.10%

China Public Procurement Ltd. (Hong Kong) (c)	16,236,000	1,151,400

	Shares	Value

Life & Health Insurance–1.32%

China Life Insurance Co., Ltd. -Class H	577,000	$1,380,108

Multi-Line Insurance–3.34%

China Pacific Insurance Group Co., Ltd - Class H	1,050,800	3,506,642

Oil & Gas Exploration & Production–5.92%

China Oilfield Services Ltd. -Class H	1,330,000	2,994,198

CNOOC Ltd.	1,777,000	3,207,746

		6,201,944

Oil & Gas Refining & Marketing–4.37%

Sinopec Kantons Holdings Ltd.	5,026,000	4,581,699

Oil & Gas Storage & Transportation–1.99%

China Suntien Green Energy Corp. -Class H	5,768,000	2,089,855

Packaged Foods & Meats–4.33%

China Mengniu Dairy Co., Ltd.	872,000	3,491,103

Yashili International Holdings Ltd.	2,332,000	1,046,387

		4,537,490

Personal Products–3.06%

Hengan International Group Co., Ltd.	292,000	3,207,798

Pharmaceuticals–4.33%

China Medical System Holdings Ltd.	2,749,000	2,481,175

Livzon Pharmaceutical Group Inc. -Class B	201,088	896,911

Sino Biopharmaceutical Ltd.	1,592,000	1,157,729

		4,535,815

Real Estate Development–8.44%

China Resources Land Ltd.	580,000	1,588,108

China Vanke Co., Ltd. -Class B	529,200	957,709

Longfor Properties	1,812,000	2,770,942

Shimao Property Holdings Ltd.	1,675,500	3,530,052

		8,846,811

Regional Banks–1.80%

Chongqing Rural Commercial Bank Co., Ltd. -Class H	4,615,000	1,886,321

Water Utilities–3.10%

Beijing Enterprises Water Group Ltd.	8,060,000	3,254,862

Total Common Stocks & Other Equity Interests (Cost $91,968,337)		101,208,161

See accompanying notes which are an integral part of this schedule.

Invesco China Fund

	Shares	Value

Money Market Funds–3.76%

Liquid Assets Portfolio –Institutional Class (d)	1,969,993	$1,969,993

Premier Portfolio –Institutional Class (d)	1,969,993	1,969,993

Total Money Market Funds (Cost $3,939,986)		3,939,986

TOTAL INVESTMENTS–100.33% (Cost $95,908,323)		105,148,147

OTHER ASSETS LESS LIABILITIES–(0.33)%		(348,551)

NET ASSETS–100.00%		$104,799,596

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be China unless otherwise noted.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco China Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco China Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the

Invesco China Fund

E.	Foreign Currency Contracts – (continued)

value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks - Investing in a single-country mutual fund involves greater risk than investing in a more diversified fund due to lack of exposure to other countries. The political and economic conditions and changes in regulatory, tax or economic policy in a single country could significantly affect the market in that country and in surrounding or related countries.

Investing in developing countries can add additional risk, such as high rates of inflation or sharply devalued currencies against the U.S. dollar.

Transaction costs are often higher and there may be delays in settlement procedures.

Certain securities issued by companies in China may be less liquid, harder to sell or more volatile than may U.S. securities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –  Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2013, there were transfers from Level 1 to Level 2 of $869,141 and from Level 2 to Level 1 of $36,666,397, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total

Consumer Discretionary	$11,422,420	$3,296,571	$--	$14,718,991

Consumer Staples	7,745,288	--	--	7,745,288

Energy	12,873,498	--	--	12,873,498

Financials	27,957,551	14,406,918	--	42,364,469

Health Care	3,638,904	896,911	--	4,535,815

Industrials	--	1,689,323	--	1,689,323

Information Technology	10,149,099	--	--	10,149,099

Utilities	3,226,238	3,254,862	--	6,481,100

Telecommunication Services	650,578	--	--	650,578

Money Market Funds	3,939,986	--	--	3,939,986

	$81,603,562	$23,544,585	$--	$105,148,147

Invesco China Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2013 was $123,903,608 and $145,273,957, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$8,534,015

Aggregate unrealized (depreciation) of investment securities	(2,163,558)

Net unrealized appreciation of investment securities	$6,370,457

Cost of investments for tax purposes is $98,777,690.

Invesco China Fund

Invesco Developing Markets Fund Quarterly Schedule of Portfolio Holdings July 31, 2013

invesco.com/us	DVM-QTR-1 07/13	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–87.95%

Argentina–1.30%

Arcos Dorados Holdings, Inc. -Class A	3,698,647	$44,605,683

Brazil–15.35%

Banco Bradesco S.A. -ADR	8,268,653	101,042,940

BM&FBovespa S.A.	12,220,000	66,001,929

BR Malls Participacoes S.A.	4,447,300	39,345,249

CETIP S.A. - Mercados Organizados	5,688,800	57,436,679

Cielo S.A.	2,159,107	53,234,624

Cielo S.A. (a)	345,600	8,521,063

Diagnosticos da America S.A.	8,220,100	43,713,202

Duratex S.A.	10,100,524	57,565,459

Fleury S.A.	5,622,600	47,376,752

Petroleo Brasileiro S.A. -ADR	1,939,231	27,808,573

Totvs S.A.	802,400	12,403,605

Wilson Sons Ltd. -BDR	434,100	4,927,159

Wilson Sons Ltd. -BDR(a)	528,500	5,998,625

		525,375,859

Canada–0.30%

Niko Resources Ltd. (b)	1,438,890	10,129,673

China–15.36%

Baidu, Inc. -ADR(b)	608,390	80,496,081

Belle International Holdings Ltd.	34,407,000	49,687,761

China Mobile Ltd.	6,148,000	65,309,075

CNOOC Ltd.	30,736,000	55,483,006

Golden Eagle Retail Group Ltd.	17,642,000	25,932,075

Industrial & Commercial Bank of China Ltd. -Class H	164,848,000	108,005,104

Lee & Man Paper Manufacturing Ltd.	80,495,000	52,413,707

NetEase, Inc. -ADR	714,455	45,517,928

Stella International Holdings Ltd.	11,189,000	27,440,144

Want Want China Holdings Ltd.	11,449,000	15,500,348

		525,785,229

Czech Republic–0.54%

CEZ A.S.	776,574	18,474,973

Egypt–0.25%

Centamin PLC (b)	5,153,882	2,860,480

Egyptian Financial Group-Hermes Holding (b)	4,547,492	5,677,301

		8,537,781

Hong Kong–1.09%

Galaxy Entertainment Group Ltd. (b)	7,110,000	37,449,520

Indonesia–8.75%

PT Bank Central Asia Tbk	24,954,000	25,251,095

PT Bank Mandiri Persero Tbk	82,389,500	71,489,378

PT Indocement Tunggal Prakarsa Tbk	8,427,000	17,093,960

PT Perusahaan Gas Negara Persero Tbk	136,363,500	78,674,223

	Shares	Value

Indonesia–(continued)

PT Telekomunikasi Indonesia Persero Tbk	92,419,500	$107,223,559

		299,732,215

Israel–2.03%

Israel Chemicals Ltd.	4,388,911	34,999,984

Teva Pharmaceutical Industries Ltd. -ADR	868,015	34,460,195

		69,460,179

Malaysia–1.86%

Parkson Holdings Berhad	2,925,260	3,246,281

Public Bank Berhad	11,351,900	60,398,827

		63,645,108

Mexico–7.12%

America Movil S.A.B. de C.V. -Series L -ADR	1,558,121	32,689,379

Fomento Economico Mexicano, S.A.B. de C.V. -ADR	676,641	67,319,013

Grupo Televisa S.A.B. -ADR	3,195,646	86,602,007

Kimberly-Clark de Mexico, S.A.B. de C.V. -Class A	17,356,970	57,212,865

		243,823,264

Nigeria–1.55%

Zenith Bank PLC	432,148,851	53,144,084

Peru–1.94%

Credicorp Ltd.	558,820	66,382,228

Philippines–5.01%

Ayala Corp.	2,132,132	29,614,308

Energy Development Corp.	241,801,150	33,612,864

Energy Development Corp. (a)	4,528,750	629,543

Philippine Long Distance Telephone Co.	1,146,485	79,686,644

SM Investments Corp.	1,278,910	27,962,359

		171,505,718

Russia–5.67%

Gazprom OAO -ADR	6,049,085	47,018,847

Mobile TeleSystems OJSC -ADR	1,859,782	36,247,151

Sberbank of Russia	32,618,144	93,769,746

TNK-BP Holding (b)	11,683,140	16,924,442

		193,960,186

South Africa–3.25%

AngloGold Ashanti Ltd. -ADR	741,641	9,767,412

Naspers Ltd. -Class N	986,208	82,227,432

Sasol Ltd.	418,828	19,203,137

		111,197,981

See accompanying notes which are an integral part of this schedule.

Invesco Developing Markets Fund

	Shares	Value

South Korea–3.65%

Hyundai Department Store Co., Ltd.	272,521	$39,181,808

NHN Corp.	192,898	51,174,777

Samsung Electronics Co., Ltd.	30,301	34,528,595

		124,885,180

Sweden–1.33%

Investment AB Kinnevik -Class B	1,515,197	45,615,287

Taiwan–2.11%

Taiwan Semiconductor Manufacturing Co. Ltd.	21,320,000	72,121,240

Tanzania–0.30%

African Barrick Gold PLC	5,940,197	10,202,572

Thailand–3.89%

Kasikornbank PCL	14,789,000	88,356,007

Siam Commercial Bank PCL	8,852,600	44,828,661

		133,184,668

Turkey–4.41%

Anadolu Efes Biracilik ve Malt Sanayii A.S.	2,613,185	35,977,866

	Shares	Value

Turkey–(continued)

Eczacibasi Ilac Sanayi ve Ticaret A.S.	12,515,924	$13,984,127

Haci Omer Sabanci Holding A.S.	16,203,095	80,457,187

Tupras-Turkiye Petrol Rafinerileri A.S.	962,408	20,534,586

		150,953,766

United Arab Emirates–0.89%

Dragon Oil PLC	3,243,202	30,590,076

Total Common Stocks & Other Equity Interests (Cost $2,625,499,586)		3,010,762,470

Money Market Funds–11.90%

Liquid Assets Portfolio –Institutional Class (c)	203,656,869	203,656,869

Premier Portfolio –Institutional Class (c)	203,656,868	203,656,868

Total Money Market Funds (Cost $407,313,737)		407,313,737

TOTAL INVESTMENTS–99.85% (Cost $3,032,813,323)		3,418,076,207

OTHER ASSETS LESS LIABILITIES–0.15%		5,151,778

NET ASSETS–100.00%		$3,423,227,985

Investment Abbreviations:

ADR	—American Depositary Receipt
BDR	—British Deposit Receipt

Notes to Schedule of Investments:

(a)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2013 was $15,149,231, which represented less than 1% of the Fund’s Net Assets.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Developing Markets Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Developing Markets Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco Developing Markets Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2013, there were transfers from Level 1 to Level 2 of $480,831,339 and from Level 2 to Level 1 of $318,297,111, due to foreign fair value adjustments, additionally, there were transfers from Level 1 to Level 2 of $16,924,442, due to security low volume trading.

	Level 1	Level 2	Level 3	Total

Argentina	$44,605,683	$--	$--	$44,605,683

Brazil	525,375,859	--	--	525,375,859

Canada	10,129,673	--	--	10,129,673

China	352,471,050	173,314,179	--	525,785,229

Czech Republic	18,474,973	--	--	18,474,973

Egypt	8,537,781	--	--	8,537,781

Hong Kong	37,449,520	--	--	37,449,520

Indonesia	178,712,937	121,019,278	--	299,732,215

Israel	34,460,195	34,999,984	--	69,460,179

Malaysia	63,645,108	--	--	63,645,108

Mexico	243,823,264	--	--	243,823,264

Nigeria	53,144,084	--	--	53,144,084

Peru	66,382,228	--	--	66,382,228

Philippines	171,505,718	--	--	171,505,718

Russia	36,247,151	157,713,035	--	193,960,186

South Africa	9,767,412	101,430,569	--	111,197,981

South Korea	124,885,180	--	--	124,885,180

Sweden	--	45,615,287	--	45,615,287

Taiwan	--	72,121,240	--	72,121,240

Tanzania	10,202,572	--	--	10,202,572

Thailand	88,356,007	44,828,661	--	133,184,668

Turkey	--	150,953,766	--	150,953,766

United Arab Emirates	30,590,076	--	--	30,590,076

United States	407,313,737	--	--	407,313,737

Total Investments	$2,516,080,208	$901,995,999	$--	$3,418,076,207

Invesco Developing Markets Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2013 was $699,096,184 and $250,701,765, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$670,488,258

Aggregate unrealized (depreciation) of investment securities	(293,207,549)

Net unrealized appreciation of investment securities	$377,280,709

Cost of investments for tax purposes is $3,040,795,498.

Invesco Developing Markets Fund

Invesco Emerging Market Local Currency Debt Fund
Quarterly Schedule of Portfolio Holdings July 31, 2013

invesco.com/us	EMLCD-QTR-1 07/13	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2013

(Unaudited)

		Principal Amount	Value

Non-U.S. Dollar Denominated Bonds & Notes–98.02%(a)

Brazil–8.15%

Banco Safra S.A.,
Sr. Unsec. Notes,
10.25%, 08/08/16(b)	BRL	1,400,000	$604,559

Brazil Notas do Tesouro Nacional,
Series F,
Sr. Unsec. Notes,
10.00%, 01/01/17	BRL	1,100,000	478,614

Unsec. Notes,
10.00%, 01/01/21	BRL	3,700,000	1,572,958

Brazilian Government International Bond,
Sr. Unsec. Global Bonds,
12.50%, 01/05/16	BRL	1,600,000	757,563

12.50%, 01/05/22	BRL	1,000,000	519,509

Itau Unibanco Holding S.A.,
Sr. Unsec. Notes,
10.50%, 11/23/15(b)	BRL	1,150,000	511,727

			4,444,930

Chile–1.06%

Bonos del Banco Central de Chile en Pesos,
Unsec. Bonds,
6.00%, 03/01/22	CLP	280,000,000	575,380

China–1.78%

Sinochem Offshore Capital Co. Ltd.,
Sr. Unsec. Gtd. Euro Notes,
1.80%, 01/18/14	CNY	6,000,000	971,125

Colombia–1.22%

Empresa de Telecomunicaciones de Bogota,
Sr. Unsec. Notes,
7.00%, 01/17/23(b)	COP	230,000,000	108,051

Empresas Publicas de Medellin,
Sr. Unsec. Notes,
8.38%, 02/01/21(b)	COP	1,000,000,000	555,561

			663,612

Costa Rica–1.77%

Republic of Costa Rica,
Unsec. Bonds,
11.04%, 09/27/17(b)	CRC	237,500,000	538,139

9.43%, 06/29/22(b)	CRC	200,000,000	425,658

			963,797

Germany–0.81%

KFW, Tranche 1,
Sr. Unsec. Gtd. Medium-Term Euro Notes,
14.50%, 01/26/17	TRY	720,000	439,475

		Principal Amount	Value

Hungary–4.14%

Hungary Government Bond,
Series 17/B,
Unsec. Bonds,
6.75%, 02/24/17	HUF	348,500,000	$1,628,601

Series 20/A,
Unsec. Bonds,
7.50%, 11/12/20	HUF	130,000,000	630,533

			2,259,134

Luxembourg–1.53%

Bank of New York Mellon Luxembourg S.A.,
Sec. Medium-Term Euro Notes,
10.70%, 06/05/18(b)	NGN	150,000,000	831,631

Malaysia–9.21%

Malaysia Government Bond,
Series 0111,
Sr. Unsec. Bonds,
4.16%, 07/15/21	MYR	5,681,000	1,755,646

Series 0110,
Sr. Unsec. Bonds,
3.84%, 08/12/15	MYR	3,925,000	1,221,272

Series 0902,
Sr. Unsec. Bonds,
4.38%, 11/29/19	MYR	6,500,000	2,045,815

			5,022,733

Mexico–8.73%

America Movil SAB de CV,
Series 12,
Sr. Unsec. Euro Notes,
6.45%, 12/05/22	MXN	33,600,000	2,529,982

Mexican Bonos,
Series M20,
Bonds,
10.00%, 12/05/24	MXN	21,350,000	2,227,992

			4,757,974

Peru–3.31%

Peruvian Government International Bond,
Sr. Unsec. Notes,
6.95%, 08/12/31(b)	PEN	1,800,000	694,740

8.20%, 08/12/26(b)	PEN	2,460,000	1,107,256

			1,801,996

Philippines–0.43%

Philippine Government International Bond,
Sr. Unsec. Global Bonds,
3.90%, 11/26/22	PHP	10,000,000	232,451

Poland–9.20%

Poland Government Bond,
Series 1020,
Unsec. Bonds,
5.25%, 10/25/20	PLN	1,600,000	545,418

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Market Local Currency Debt Fund

		Principal Amount	Value

Poland–(continued)

Series 1021,
Unsec. Bonds,
5.75%, 10/25/21	PLN	1,015,000	$356,960

Series DS1015,
Unsec. Bonds,
6.25%, 10/24/15	PLN	5,385,000	1,806,802

Series DS1017,
Unsec. Bonds,
5.25%, 10/25/17	PLN	6,855,000	2,308,217

			5,017,397

Romania–1.47%

Romania Government Bond,
Series 5Y, Unsec. Bonds,
5.90%, 07/26/17	RON	2,550,000	802,638

Russia–10.69%

AHML Finance Ltd.,
Unsec. Notes,
7.75%, 02/13/18(b)	RUB	45,000,000	1,334,165

RusHydro JSC via RusHydro Finance Ltd.,
Sr. Unsec. Medium-Term Euro
Loan Participation Notes,
7.88%, 10/28/15	RUB	47,000,000	1,413,398

Russian Agricultural Bank OJSC
Via RSHB Capital S.A.,
Sr. Unsec. Euro
Loan Participation Notes,
7.88%, 02/07/18	RUB	13,500,000	401,885

Sr. Unsec. Medium-Term Euro
Loan Participation Notes,
8.70%, 03/17/16	RUB	13,200,000	406,753

Russian Federal Bond- OFZ,
Series 26207,
Unsec. Bonds,
8.15%, 02/03/27	RUB	15,000,000	473,806

Series 6212,
Unsec. Bond,
7.05%, 01/19/28	RUB	30,600,000	869,218

Russian Railways via RZD Capital PLC,
REGS, Sr. Unsec. Euro
Loan Participation Notes,
8.30%, 04/02/19(b)	RUB	30,000,000	931,711

			5,830,936

South Africa–6.53%

South Africa Government Bond,
Series 2023,
Unsec. Bonds,
7.75%, 02/28/23	ZAR	27,620,000	2,788,614

Series R208,
Sr. Unsec. Bonds,
6.75%, 03/31/21	ZAR	7,975,000	771,838

			3,560,452

South Korea–0.26%

Export-Import Bank of Korea,
Sr. Unsec. Notes,
8.30%, 03/15/14(b)	IDR	1,450,000,000	144,212

		Principal Amount	Value

Supranational–7.30%

European Bank for
Reconstruction & Development,
Sr. Unsec.
Medium-Term Euro Notes,
0.00%, 12/31/18(c)	ZAR	5,600,000	$380,185

European Investment Bank,
Series 1629/08,
Sr. Unsec. Medium-Term Euro Notes,
9.63%, 04/01/15	TRY	2,060,000	1,088,770

Inter-American Development Bank,
Series GDIF/382,
Medium-Term Euro Notes,
7.05%, 01/23/14	BRL	3,000,000	1,303,785

International Bank for
Reconstruction & Development,
Series GDIF, Sr. Unsec.
Medium-Term Euro Notes,
10.00%, 03/02/17	TRY	1,400,000	764,195

Series GDIF,
Unsec. Unsub. Medium-Term Euro Notes,
7.68%, 08/10/16	ZAR	4,250,000	444,515

			3,981,450

Thailand–6.68%

Thailand Government Bond,
Sr. Unsec. Bonds,
3.65%, 12/17/21	THB	70,800,000	2,230,146

3.88%, 06/13/19	THB	32,575,000	1,056,426

Series ILB,
Sr. Unsec. Bonds,
1.20%, 07/14/21	THB	10,800,000	356,401

			3,642,973

Turkey–5.08%

Akbank TAS,
Sr. Unsec. Notes,
7.50%, 02/05/18(b)	TRY	1,580,000	739,156

Turkey Government Bond,
Unsec. Bonds,
7.10%, 03/08/23	TRY	863,000	390,044

9.50%, 01/12/22	TRY	1,040,000	543,905

10.50%, 01/15/20	TRY	340,000	187,825

11.00%, 08/06/14	TRY	490,000	258,288

Series CPI,
Unsec. Bonds,
3.00%, 02/23/22	TRY	394,002(d)	202,496

4.00%, 04/01/20	TRY	816,609(d)	449,008

			2,770,722

United Kingdom–2.77%

Barclays Bank PLC,
Series FR52,
Sr. Unsec. Medium-Term Euro Notes,
10.50%, 08/19/30(b)	IDR	13,200,000,000	1,512,138

United States–5.90%

JP Morgan Chase Bank N.A.,
Unsec. Medium-Term Euro Notes,
8.25%, 06/17/32(b)	IDR	4,000,000,000	387,989

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Market Local Currency Debt Fund

		Principal Amount	Value

United States–(continued)

Series 2012-4906,
Unsec. Medium-Term Euro Notes,
7.00%, 05/18/27(b)	IDR	13,000,000,000	$1,162,394

Morgan Stanley,
Series G,
Sr. Unsec. Medium-Term Euro Notes,
8.44%, 12/28/15	MXN	20,000,000	1,665,912

			3,216,295

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $57,976,192)			53,443,451

U.S. Dollar Denominated Bonds and Notes–0.34%

Venezuela–0.34%

Petroleos de Venezuela S.A.,
REGS,
Sr. Unsec. Gtd. Euro Notes,
8.50%, 11/02/17(b)
(Cost $179,277)		$ 200,000	184,500

TOTAL INVESTMENTS–98.36% (Cost $58,155,469)			53,627,951

OTHER ASSETS LESS LIABILITIES–1.64%			894,973

NET ASSETS–100.00%			$54,522,924

Investment Abbreviations:

BRL	—Brazillian Real
CLP	—Chilean Peso
CNY	—Chinese Yuen
COP	—Colombian Peso
CRC	—Costa Rican Colon
Gtd.	—Guaranteed
HUF	—Hungary Forint
IDR	—Indonesian Rupiah
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NGN	—Nigerian Naira
PEN	—Peru Nuevo Sol
PHP	—Philippines Peso
PLN	—Poland Zloty
REGS	—Regulation S
RON	—Romanian Leu
RUB	—Russian Rouble
Sec.	—Secured
Sr.	—Senior
THB	—Thailand Baht
TRY	—New Turkish Lire
Unsec.	—Unsecured
Unsub.	—Unsubordinated
ZAR	—South African Rand

See accompanying notes which are an integral part of this schedule.

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in currency indicated.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2013 was $11,773,587, which represented 21.59% of the Fund’s Net Assets.

(c)	Zero coupon bond issued at a discount.

(d)	Principal amount of security and interest payments are adjusted for inflation.

Invesco Emerging Market Local Currency Debt Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco Emerging Market Local Currency Debt Fund

A.	Security Valuations - (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded.

Invesco Emerging Market Local Currency Debt Fund

E.	Foreign Currency Contracts – (continued)

Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Corporate Debt Securities	$--	$3,216,295	$--	$3,216,295

Foreign Debt Securities	--	33,190,362	--	33,190,362

Foreign Government Debt Securities	--	17,221,294	--	17,221,294

Total Investments	$--	$53,627,951	$--	$53,627,951

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2013 was $25,572,942 and $13,785,251, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$777,400

Aggregate unrealized (depreciation) of investment securities	(5,304,918)

Net unrealized appreciation (depreciation) of investment securities	$(4,527,518)

Cost of investments is the same for tax and financial reporting purposes.

Invesco Emerging Market Local Currency Debt Fund

Invesco Emerging Markets Equity Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2013

EME-QTR-1 07/13	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.33%

Brazil–13.12%

Banco do Brasil S.A.	31,900	$320,818

Companhia de Saneamento de Minas Gerais - Copasa MG	12,000	192,863

Companhia Paranaense de Energia - Copel -Class B -Preference Shares	27,200	337,943

Grendene S.A.	22,500	210,105

Itau Unibanco Holding S.A. -Preference Shares	36,820	470,379

Petroleo Brasileiro S.A. -ADR	33,289	454,062

Telefonica Brasil S.A. -Preference Shares	18,200	388,256

Vale S.A. -ADR(a)	30,180	414,070

		2,788,496

China–14.99%

China Agri-Industries Holdings Ltd.	535,000	248,337

China Communications Construction Co. Ltd. -Class H	359,000	273,778

China Construction Bank Corp. -Class H	788,000	588,287

China Mobile Ltd.	100,500	1,067,593

China Shenhua Energy Co. Ltd. -Class H	75,500	218,062

CNOOC Ltd.	316,000	570,426

KWG Property Holding Ltd.	384,000	220,331

		3,186,814

Hong Kong–2.76%

First Pacific Co. Ltd.	292,000	330,192

Haier Electronics Group Co. Ltd.	142,000	255,965

		586,157

India–7.68%

PowerShares India Portfolio -ETF(b)	17,531	285,930

Tata Motors Ltd. -ADR	22,898	550,468

WisdomTree India Earnings Fund -ETF(a)	51,000	795,600

		1,631,998

Indonesia–3.98%

PT Bank Rakyat Indonesia (Persero) Tbk	418,500	336,612

PT Telekomunikasi Indonesia Persero Tbk	256,500	297,587

PT United Tractors Tbk	129,000	210,892

		845,091

Mexico–2.39%

America Movil S.A.B. de C.V. -Series L	484,200	508,383

Poland–1.07%

KGHM Polska Miedz S.A.	6,604	228,022

Russia–8.74%

Gazprom OAO -ADR	34,226	266,035

Magnitogorsk Iron & Steel Works -REGS - GDR(c)	59,551	184,776

	Shares	Value

Russia–(continued)

Rosneft Oil Co. -REGS -GDR(c)	59,573	$420,311

Sberbank of Russia -ADR	45,779	530,305

Sistema JSFC -REGS -GDR(c)	20,747	457,312

		1,858,739

South Africa–6.39%

Sasol Ltd.	7,099	325,487

Standard Bank Group Ltd.	25,306	282,447

Steinhoff International Holdings Ltd. (d)	174,789	462,817

Tiger Brands Ltd.	9,248	287,621

		1,358,372

South Korea–19.95%

Dongbu Insurance Co., Ltd.	11,435	484,059

Hyundai Department Store Co., Ltd.	2,390	343,623

Hyundai Mipo Dockyard Co., Ltd.	1,991	235,741

Hyundai Mobis	2,637	643,239

KT&G Corp.	6,217	418,976

POSCO	1,257	362,011

Samsung Electronics Co., Ltd.	896	1,021,010

Shinhan Financial Group Co., Ltd.	12,777	466,364

SK Telecom Co., Ltd. -ADR(a)	12,283	265,190

		4,240,213

Taiwan–5.78%

Hon Hai Precision Industry Co., Ltd.	178,000	461,829

TPK Holding Co. Ltd.	22,000	258,620

Unimicron Technology Corp.	308,000	282,979

Wistron Corp.	236,800	225,855

		1,229,283

Thailand–4.20%

Bangkok Bank PCL -NVDR	75,900	497,109

PTT PCL	37,400	395,508

		892,617

Turkey–1.85%

Asya Katilim Bankasi AS	276,185	277,108

Tofas Turk Otomobil Fabrikasi A.S.	17,518	115,872

		392,980

United Arab Emirates–2.44%

Dragon Oil PLC	54,967	518,452

United States–0.99%

iShares MSCI Emerging Markets Index -ETF	5,400	210,438

Total Common Stocks & Other Equity Interests (Cost $23,162,515)		20,476,055

See accompanying notes which are an integral part of this schedule.

                                             Invesco Emerging Markets Equity Fund

	Shares	Value

Money Market Funds–2.66%

Liquid Assets Portfolio –Institutional Class (e)	283,094	$283,094

Premier Portfolio –Institutional Class (e)	283,095	283,095

Total Money Market Funds (Cost $566,189)		566,189

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–98.99% (Cost $23,728,704)		21,042,244

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–5.35%

Liquid Asset Portfolio - Institutional Class (Cost $1,137,700)(e)(f)	1,137,700	1,137,700

TOTAL INVESTMENTS–104.34% (Cost $24,866,404)		22,179,944

OTHER ASSETS LESS LIABILITIES–(4.34)%		(923,535)

NET ASSETS–100.00%		$21,256,409

Investment Abbreviations:

ADR	—American Depositary Receipt

ETF	—Exchange-Traded Fund

GDR	—Global Depositary Receipt

NVDR	—Non-Voting Depositary Receipt

REGS	—Regulation S

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at July 31, 2013.

(b)	The Exchange-Traded Fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The value of this security as of July 31, 2013 represented 1.34% of the Fund’s Net Assets. See Note 3.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2013 was $1,062,399, which represented 5.00% of the Fund’s Net Assets.

(d)	Non-income producing security.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

                                             Invesco Emerging Markets Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2013

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

                                             Invesco Emerging Markets Equity Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses

                                             Invesco Emerging Markets Equity Fund

E.	Foreign Currency Translations – (continued)

arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2013, there were transfers from Level 1 to Level 2 of $3,801,798 and from Level 2 to Level 1 of $3,474,573, due to foreign fair value adjustments.

                                             Invesco Emerging Markets Equity Fund

	Level 1	Level 2	Level 3	Total

Brazil	$2,788,496	$—	$—	$2,788,496

China	1,845,443	1,341,371	—	3,186,814

Hong Kong	586,157	—	—	586,157

India	1,631,998	—	—	1,631,998

Indonesia	634,199	210,892	—	845,091

Mexico	508,383	—	—	508,383

Poland	—	228,022	—	228,022

Russia	—	1,858,739	—	1,858,739

South Africa	—	1,358,372	—	1,358,372

South Korea	4,240,213	—	—	4,240,213

Taiwan	1,229,283	—	—	1,229,283

Thailand	497,109	395,508	—	892,617

Turkey	—	392,980	—	392,980

United Arab Emirates	518,452	—	—	518,452

United States	1,914,327	—	—	1,914,327

Total Investments	$16,394,060	$5,785,884	$—	$22,179,944

NOTE 3 — Investments in Affiliates

The Fund’s Adviser and the adviser for PowerShares India Portfolio -ETF are subsidiaries of Invesco Ltd. and therefore, PowerShares India Portfolio -ETF is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in PowerShares India Portfolio -ETF for the nine months ended July 31, 2013.

	Value 10/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain/(Loss)	Value 07/31/13	Dividend Income

PowerShares India Portfolio -ETF	$264,734	$164,416	$(110,125)	$(28,530)	$(4,565)	$285,930	$2,192

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2013 was $7,864,498 and $4,255,357, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$614,360

Aggregate unrealized (depreciation) of investment securities	(3,460,446)

Net unrealized (depreciation) of investment securities	$(2,846,086)

Cost of investments for tax purposes is $25,026,030.

                                             Invesco Emerging Markets Equity Fund

Invesco Endeavor Fund Quarterly Schedule of Portfolio Holdings July 31, 2013

invesco.com/us	END-QTR-1 07/13	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–70.90%

Airlines–1.70%

Ryanair Holdings PLC -ADR (Ireland)	148,800 $	7,666,176

Application Software–1.50%

Autodesk, Inc. (b)	191,781	6,787,130

Brewers–2.73%

Molson Coors Brewing Co. -Class B	246,908	12,360,215

Building Products–1.78%

Kingspan Group PLC (Ireland)	571,400	8,039,620

Communications Equipment–2.12%

Plantronics, Inc.	206,272	9,589,585

Construction & Engineering–8.77%

Orion Marine Group, Inc. (b)(c)	1,649,133	20,729,602

Pike Electric Corp.	891,026	10,879,427

Quanta Services, Inc. (b)	300,248	8,049,649

		39,658,678

Education Services–2.15%

K12 Inc. (b)	312,981	9,733,709

Environmental & Facilities Services–2.81%

Newalta Corp. (Canada)	918,824	12,713,232

Health Care Distributors–2.35%

Patterson Cos. Inc.	260,000	10,631,400

Health Care Equipment–3.37%

Zimmer Holdings, Inc.	182,381	15,225,166

Home Entertainment Software–2.36%

Activision Blizzard, Inc.	593,290	10,667,354

Industrial Conglomerates–2.28%

DCC PLC (Ireland)	254,531	10,319,360

Investment Banking & Brokerage–1.86%

Charles Schwab Corp. (The)	381,190	8,420,487

IT Consulting & Other Services–3.01%

Cognizant Technology Solutions Corp. -Class A (b)	188,262	13,628,286

Leisure Facilities–1.00%

International Speedway Corp. -Class A	133,229	4,509,802

Life & Health Insurance–2.76%

Unum Group	394,920	12,495,269

	Shares	Value

Managed Health Care–2.50%

UnitedHealth Group Inc.	155,306 $	11,314,042

Multi-Line Insurance–2.05%

Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	179,331	9,258,856

Oil & Gas Drilling–1.58%

Patterson-UTI Energy, Inc.	360,533	7,127,737

Oil & Gas Exploration & Production–5.80%

Devon Energy Corp.	170,289	9,367,598

Ultra Petroleum Corp. (b)	778,050	16,844,782

		26,212,380

Paper Products–0.85%

Fortress Paper Ltd. -Class A (Canada)(b)	575,700	3,845,474

Research & Consulting Services–1.74%

FTI Consulting, Inc. (b)	211,790	7,891,295

Semiconductor Equipment–3.38%

Ultratech, Inc. (b)	523,867	15,307,394

Semiconductors–3.86%

International Rectifier Corp. (b)	724,318	17,463,307

Trading Companies & Distributors–4.65%

Grafton Group PLC (Ireland)	1,381,918	11,301,430

Titan Machinery, Inc. (b)	509,023	9,717,249

		21,018,679

Trucking–1.94%

Con-way Inc.	211,300	8,758,385

Total Common Stocks & Other Equity Interests (Cost $242,395,245)		320,643,018

Money Market Funds–29.14%

Liquid Assets Portfolio –Institutional Class (d)	65,895,108	65,895,108

Premier Portfolio –Institutional Class (d)	65,895,108	65,895,108

Total Money Market Funds (Cost $131,790,216)		131,790,216

TOTAL INVESTMENTS–100.04% (Cost $374,185,461)		452,433,234

OTHER ASSETS LESS LIABILITIES–(0.04)%		(162,524)

NET ASSETS–100.00%		$452,270,710

See accompanying notes which are an integral part of this schedule.

Invesco Endeavor Fund

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of July 31, 2013 represented 4.58% of the Fund’s Net Assets. See Note 3.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Endeavor Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Endeavor Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco Endeavor Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2013, there were transfers from Level 1 to Level 2 of $20,560,286, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$431,872,948	$20,560,286	$--	$452,433,234

NOTE 3 -- Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the nine months ended July 31, 2013.

	Value 10/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 07/31/13	Dividend Income

Orion Marine Group, Inc.	$10,702,977	$1,238,214	$(1,067,048)	$9,854,922	$537	$20,729,602	$--

Invesco Endeavor Fund

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2013 was $75,291,063 and $40,651,435, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$88,477,424

Aggregate unrealized (depreciation) of investment securities	(10,551,042)

Net unrealized appreciation of investment securities	$77,926,382

 Cost of investments for tax purposes is $374,506,852.

Invesco Endeavor Fund

Invesco Global Health Care Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2013

invesco.com/us	GHC-QTR-1 07/13	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.37%

Biotechnology–24.06%

ACADIA Pharmaceuticals Inc. (b)	424,130	$8,355,361

Alexion Pharmaceuticals, Inc. (b)	317,150	36,862,345

Algeta ASA (Norway)(b)	243,802	10,001,114

Amarin Corp. PLC -ADR (Ireland)(b)	940,805	5,136,795

ARIAD Pharmaceuticals, Inc. (b)	617,673	11,476,364

Biogen Idec Inc. (b)	157,754	34,410,880

BioMarin Pharmaceutical Inc. (b)	436,051	28,190,697

Celgene Corp. (b)	221,592	32,543,001

Evolutionary Genomics/GenoPlex, Inc. (Acquired 09/15/97-05/25/12; Cost $408,490)(b)(c)(d)	9,944	0

Exact Sciences Corp. (b)	773,359	10,610,485

Gilead Sciences, Inc. (b)	992,166	60,968,601

Incyte Corp. (b)	432,586	10,126,838

Infinity Pharmaceuticals, Inc. (b)	194,460	4,118,663

Insmed, Inc. (b)	267,100	2,967,481

Keryx Biopharmaceuticals, Inc. (b)	671,551	6,111,114

Medivation Inc. (b)	302,288	17,493,407

NewLink Genetics Corp. (b)	217,440	3,905,222

Onyx Pharmaceuticals, Inc. (b)	158,155	20,765,752

Vanda Pharmaceuticals Inc. (b)	865,662	10,093,619

Vertex Pharmaceuticals Inc. (b)	264,816	21,132,317

		335,270,056

Drug Retail–1.56%

CVS Caremark Corp.	225,243	13,850,192

Raia Drogasil S.A. (Brazil)	945,978	7,941,902

		21,792,094

Health Care Distributors–6.40%

Cardinal Health, Inc.	733,116	36,721,780

McKesson Corp.	286,519	35,144,421

Patterson Cos. Inc.	422,492	17,275,698

		89,141,899

Health Care Equipment–8.49%

Abbott Laboratories	535,140	19,602,178

Baxter International Inc.	262,985	19,208,424

Covidien PLC	301,540	18,583,910

HeartWare International Inc. (b)	151,799	14,029,264

Hologic, Inc. (b)	501,720	11,389,044

Olympus Corp. (Japan)(b)	717,200	21,972,447

Wright Medical Group, Inc. (b)	493,227	13,524,284

		118,309,551

Health Care Facilities–7.41%

Community Health Systems Inc.	291,555	13,429,023

HCA Holdings, Inc.	713,799	27,838,161

	Shares	Value

Health Care Facilities–(continued)

Health Management Associates Inc. -Class A (b)	627,732	$8,461,827

Rhoen-Klinikum AG (Germany)	591,180	14,299,752

Tenet Healthcare Corp. (b)	369,602	16,502,729

Universal Health Services, Inc. -Class B	325,424	22,763,409

		103,294,901

Health Care Services–2.65%

Air Methods Corp.	309,568	10,398,389

Express Scripts Holding Co. (b)	334,107	21,900,714

Innovacare Inc. (Acquired 12/12/12; Cost $3,158,532)(b)(c)	805,748	4,633,051

		36,932,154

Health Care Technology–1.59%

Cerner Corp. (b)	282,608	13,847,792

HMS Holdings Corp. (b)	345,266	8,351,985

		22,199,777

Life Sciences Tools & Services–1.69%

Thermo Fisher Scientific, Inc.	257,902	23,497,451

Managed Health Care–4.67%

Aetna Inc.	357,240	22,924,091

Qualicorp S.A. (Brazil)(b)(c)	791,200	5,754,497

UnitedHealth Group Inc.	498,495	36,315,361

		64,993,949

Pharmaceuticals–38.85%

AbbVie Inc.	481,659	21,905,851

Allergan, Inc.	111,446	10,154,960

Auxilium Pharmaceuticals Inc. (b)	759,948	13,952,645

Bayer AG (Germany)	312,053	36,266,542

Bristol-Myers Squibb Co.	773,684	33,454,096

Endo Health Solutions Inc. (b)	532,988	20,498,719

GlaxoSmithKline PLC -ADR (United Kingdom)	1,063,339	54,187,756

Hikma Pharmaceuticals PLC (United Kingdom)	838,443	14,159,622

Jazz Pharmaceuticals PLC (b)	190,471	14,382,465

Johnson & Johnson	598,946	56,001,451

Locus Pharmaceuticals, Inc. (Acquired 11/21/00-05/09/07; Cost $6,852,940)(b)(c)(d)	258,824	0

Mallinckrodt PLC (b)	1	23

Mylan Inc. (b)	430,661	14,452,983

Nippon Shinyaku Co., Ltd. (Japan)	834,000	14,219,491

Novartis AG -ADR (Switzerland)	701,780	50,254,466

Pfizer Inc.	1,605,107	46,917,278

Roche Holding AG (Switzerland)	214,814	52,816,834

Sanofi -ADR (France)	659,204	34,496,145

Shire PLC -ADR (Ireland)	297,051	32,482,527

See accompanying notes which are an integral part of this schedule.

Invesco Global Health Care Fund

	Shares	Value

Pharmaceuticals–(continued)

Zoetis Inc.	690,578	$20,586,130

		541,189,984

Total Common Stocks & Other Equity Interests (Cost $863,295,600)		1,356,621,816

Preferred Stock–0.00%

Health Care Equipment–0.00%

Intact Medical Corp., Series C, Pfd. (Acquired 03/26/01; Cost $2,000,001)(b)(c)(d)	2,439,026	0

Money Market Funds–2.48%

Liquid Assets Portfolio –Institutional Class (e)	17,247,058	17,247,058

Premier Portfolio –Institutional Class (e)	17,247,058	17,247,058

Total Money Market Funds (Cost $34,494,116)		34,494,116

TOTAL INVESTMENTS–99.85% (Cost $899,789,717)		1,391,115,932

OTHER ASSETS LESS LIABILITIES–0.15%		2,115,721

NET ASSETS–100.00%		$1,393,231,653

Investment Abbreviations:

ADR	—American Depositary Receipt
Pfd.	—Preferred

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2013 was $10,387,548, which represented less than 1% of the Fund’s Net Assets.

(d)	Security is considered venture capital. See Note 1F.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Global Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Global Health Care Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco Global Health Care Fund

F.	Other Risks - The Fund’s performance is vulnerable to factors affecting the health care industry, including government regulation, obsolescence caused by scientific advances and technological innovations.

The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,319,506,425	$71,609,507	$0	$1,391,115,932

Foreign Currency Contracts*	--	(2,846,438)	--	(2,846,438)

Total Investments	$1,319,506,425	$68,763,069	$0	$1,388,269,494

 * Unrealized appreciation (depreciation).

NOTE 3 -- Derivative Investments

Open Foreign Currency Contracts

							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)

08/09/13	Citibank Capital	CHF	35,270,000	USD	36,360,937	$38,116,770	$(1,755,833)

08/09/13	Citibank Capital	EUR	23,300,000	USD	29,910,653	31,001,258	(1,090,605)

Total open foreign currency contracts							$(2,846,438)

Currency Abbreviations:

CHF – Swiss Franc

EUR -- Euro

USD -- U.S. Dollar

Invesco Global Health Care Fund

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2013 was $367,328,686 and $390,610,270, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$509,766,307

Aggregate unrealized (depreciation) of investment securities	(19,357,608)

Net unrealized appreciation of investment securities	$490,408,699

Cost of investments for tax purposes is $900,707,233.

Invesco Global Health Care Fund

Invesco Global Markets Strategy Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2013

GMS-QTR-1 07/13	Invesco Advisers, Inc.

Consolidated Schedule of Investments

July 31, 2013

(Unaudited)

	Principal Amount	Value

U.S. Treasury Bills–55.98%(a)

0.08%, 10/24/13(b)	$16,695,000	$16,694,023

0.07%, 11/07/13	14,805,000	14,803,587

0.06%, 01/23/14	29,010,000	29,002,234

Total U.S. Treasury Bills (Cost $60,495,702)		60,499,844

	Shares

Money Market Funds–38.27%

Liquid Assets Portfolio –Institutional Class(c)	13,042,600	13,042,600

Premier Portfolio –Institutional Class(c)	13,042,600	13,042,600

STIC (Global Series) PLC – U.S. Dollar Liquidity Portfolio (Ireland) –Institutional Class(c)	15,281,044	15,281,044

Total Money Market Funds (Cost $41,366,244)		41,366,244

TOTAL INVESTMENTS–94.25% (Cost $101,861,946)		101,866,088

OTHER ASSETS LESS LIABILITIES–5.75%		6,214,713

NET ASSETS–100.00%		$108,080,801

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	All or a portion of the value was designated as collateral to cover margin requirements for open swap agreements. See Note1G and Note 3

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Open Futures Contracts and Swap Agreements at Period-End(a)

Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)

Long Contracts
Australian 10 Year Bonds	58	September-2013	$6,194,623	$12,827

Brent Crude	33	October-2013	3,528,030	163,101

Canada 10 Year Bonds	113	September-2013	14,474,343	(195,401)

Dow Jones EURO STOXX 50 Index	318	September-2013	11,660,608	461,976

E-Mini S&P 500 Index	129	September-2013	10,839,225	309,094

Euro Bond	77	September-2013	14,585,593	(92,746)

FTSE 100 Index	107	September-2013	10,684,006	514,823

Gas Oil	5	October-2013	456,375	(842)

Gasoline RBOB	6	September-2013	755,068	(12,170)

Hang Seng Index	21	August-2013	2,960,080	2,081

Japanese 10 Year Bonds	3	September-2013	4,401,471	36,634

LME Aluminum	9	September-2013	400,838	(24,150)

Long Gilt	35	September-2013	5,999,703	(191,441)

Russell 2000 Index Mini	109	September-2013	11,367,610	571,961

Silver	34	September-2013	3,336,760	48,623

Soybean	15	November-2013	904,688	(88,667)

Topix Tokyo Price Index	105	September-2013	12,072,479	269,097

U.S. Treasury 20 Year Bonds	52	September-2013	6,971,250	(211,308)

WTI Crude	45	January-2014	4,514,400	229,836

Subtotal			$126,107,150	$1,803,328

Short Contracts
LME Copper	6	September-2013	$(1,032,075)	$10,336

Soybean Oil	5	December-2013	(128,100)	11,846

Subtotal			$(1,160,175)	$22,182

Total Futures Contracts				$1,825,510

(a)	Futures collateralized by $6,420,000 cash held with Goldman Sachs & Co., the futures commission merchant.

See accompanying notes which are an integral part of this consolidated schedule.

                                 Invesco Global Markets Strategy Fund

Swap Agreements	Counterparty	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)

Long Agreements
Receive a return equal to the Barclays Capital Soymeal Nearby Excess Return Index and pay the product of (i) 0.30% of the Notional Amount multiplied by (ii) days in the period divided by 365	Barclays Capital Inc.	1,200	September-2013	$967,228	$(30,025)

Receive a return equal to the Barclays Live Cattle Roll Yield Excess Return Index and pay the product of (i) 0.47% of the Notional Amount multiplied by (ii) days in the period divided by 365	Barclays Capital Inc.	200	September-2013	25,640	(44)

Receive a return equal to the Dow Jones-UBS Gold Index and pay the product of (i) 0.15% of the Notional Amount multiplied by (ii) days in the period divided by 365	Bank of America Securities, LLC	13,970	October-2013	2,153,757	153,168

Receive a return equal to the S&P GSCI Gold Index and pay the product of (i) 0.09% of the Notional Amount multiplied by (ii) days in the period divided by 365	J.P. Morgan Chase	11,720	April-2014	1,320,726	(23,997)

Subtotal				$4,467,351	$99,102

Short Agreements
Pay a floating rate equal to the S&P GSCI Sugar Excess Return A141 Strategy and receive the product of (i) 0.37% of the Notional Amount multiplied by (ii) days in the period divided by 365	Goldman Sachs & Co.	5,720	November-2013	$1,863,951	$28,366

Pay a floating rate equal to the Barclays Commodity Strategy 1606 and receive the product of (i) 0.41% of the Notional Amount multiplied by (ii) days in the period divided by 365	Barclays Capital Inc.	7,780	March-2014	2,998,637	(97,474)

Subtotal				$4,862,588	$(69,108)

Total Swap Agreements					$29,994

See accompanying notes which are an integral part of this consolidated schedule.

                                 Invesco Global Markets Strategy Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2013

(Unaudited)

NOTE 1 — Significant Accounting Policies

Invesco Global Markets Strategy Fund (the “Fund”) will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund V Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

                             Invesco Global Markets Strategy Fund

A.	Security Valuations–(continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

                             Invesco Global Markets Strategy Fund

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
G.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event

                             Invesco Global Markets Strategy Fund

G.	Swap Agreements–(continued)

occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the designation of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

H.	Other Risks -The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leverage and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

I.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
J.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.

                             Invesco Global Markets Strategy Fund

Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Money Market Funds	$41,366,244	$—	$—	$41,366,244

U.S. Treasury Securities	—	60,499,844	—	60,499,844

	$41,366,244	$60,499,844	$—	$101,866,088

Futures*	1,825,510	—	—	1,825,510

Swap Agreements*	—	29,994	—	29,994

Total Investments	$43,191,754	$60,529,838	$—	$103,721,592

* Unrealized appreciation.

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2013:

	Value

Risk Exposure/ Derivative Type	Assets	Liabilities

Commodity risk
Futures contracts (a)	$463,742	$(125,829)

Swap agreements (a)	181,534	(151,540)

Interest rate risk
Futures contracts (a)	49,461	(690,896)

Market risk
Futures contracts (a)	2,129,032	—

(a)	Includes cumulative appreciation (depreciation) of futures and swap agreements.

                             Invesco Global Markets Strategy Fund

Effect of Derivative Investments for the nine months ended July 31, 2013

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations

	Futures*	Swap Agreements*

Realized Gain (Loss)
Commodity risk	$(2,439,021)	$(855,284)

Interest rate risk	351,806	262,152

Market risk	3,493,119	—

Change in Unrealized Appreciation (Depreciation)
Commodity risk	$377,325	$14,841

Interest rate risk	(632,408)	—

Market risk	2,171,730	—

Total	$3,322,551	$(578,291)

* The average notional value of futures and swap agreements outstanding during the period was $83,972,396 and $10,195,929, respectively.

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2013 was $0 and $0, respectively. In a fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$4,142

Aggregate unrealized (depreciation) of investment securities	—

Net unrealized appreciation of investment securities	$4,142

Cost of investments is the same for tax and financial reporting purposes.

                             Invesco Global Markets Strategy Fund

Invesco International Total Return Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2013

invesco.com/us	ITR-QTR-1 07/13	Invesco Advisers, Inc.

Schedule of Investments (a)

July 31, 2013

(Unaudited)

	Principal Amount		Value

Non-U.S. Dollar Denominated Bonds & Notes–89.25%

Austria–1.13%

OMV AG, Jr. Unsec. Sub. Medium-Term Euro Notes, 6.75% (b)	EUR	400,000	$594,085

Belgium–1.48%

Belgium Government Bond, Series 68, Euro Bond, 2.25%, 06/22/23	EUR	600,000	779,524

Canada–2.10%

Province of Quebec, Unsec. Bonds, 5.00%, 12/01/38	CAD	1,000,000	1,106,748

Czech Republic–0.86%

Czech Republic International, Sr. Unsec. Medium-Term Euro Notes, 3.88%, 05/24/22	EUR	300,000	450,620

Denmark–0.68%

TDC A/S, Sr. Unsec. Medium-Term Euro Notes, 3.75%, 03/02/22	EUR	250,000	357,754

France–7.48%

Banque Federative du Credit Mutuel SA, Sr. Unsec. Medium-Term Euro Notes, 2.63%, 02/24/21	EUR	200,000	267,539

Caisse Francaise de Financement Local,
Sr. Sec. Medium-Term Euro Notes,
1.80%, 05/09/17	JPY	130,000,000	1,376,138

Series 301, Tranche 1,
Sr. Sec. Medium-Term Euro Notes,
1.55%, 10/31/13	JPY	100,000,000	1,024,235

France Government Bond, Unsec. Euro Bond, 1.75%, 05/25/23	EUR	1,000,000	1,273,789

			3,941,701

Germany–8.74%

Bundesrepublik Deutschland,
Unsec. Euro Bond,
1.50%, 05/15/23	EUR	1,250,000	1,637,012

2.50%, 07/04/44	EUR	550,000	735,662

EnBW Energie Baden-Wuerttemberg AG, Jr. Unsec. Sub. Medium-Term Euro Notes, 7.38%, 04/02/72	EUR	120,000	177,813

	Principal Amount		Value

Germany–(continued)

Kreditanstalt fur Wiederaufbau, Sr. Unsec. Gtd. Global Notes, 2.05%, 02/16/26	JPY	150,000,000	$1,732,348

RWE AG, Jr. Unsec. Sub. Euro Notes, 7.00%(b)	GBP	200,000	324,852

			4,607,687

Italy–5.08%

Buoni Poliennali del Tesoro, Unsec. Euro Bond, 4.50%, 03/01/24	EUR	2,000,000	2,678,004

Japan–5.97%

Development Bank of Japan Inc., Sr. Sec. Gtd. Global Notes, 1.05%, 06/20/23	JPY	45,000,000	471,398

Government of Japan,
Series 104,
Sr. Unsec. Twenty Year Bonds,
2.10%, 06/20/28	JPY	140,000,000	1,588,803

Series 31,
Sr. Unsec. Thirty Year Bonds,
2.20%, 09/20/39	JPY	50,000,000	555,266

Series 328,
Sr. Unsec. Ten Year Bonds,
0.60%, 03/20/23	JPY	53,000,000	532,455

			3,147,922

Netherlands–13.80%

ASML Holding N.V., Sr. Unsec. Euro Bonds, 5.75%, 06/13/17	EUR	200,000	306,954

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
Sr. Unsec. Medium-Term Euro Note,
1.85%, 04/12/17	JPY	90,000,000	962,311

Unsec. Sub. Euro Bond,
3.88%, 07/25/23	EUR	600,000	782,099

F. Van Lanschot Bankiers N.V., Sr. Unsec. Medium-Term Euro Notes, 2.88%, 10/17/16	EUR	500,000	666,155

ING Bank N.V.,
Sec. Mortgage-Backed Medium-Term Euro Notes,
3.00%, 09/30/14	EUR	550,000	753,870

Unsec. Sub. Medium-Term Euro Notes,
4.63%, 03/15/19	EUR	600,000	798,097

Netherlands Government, Unsec. Euro Bond, 1.75%, 07/15/23(c)	EUR	2,000,000	2,589,754

Schiphol Nederland B.V., Sr. Unsec. Gtd. Medium-Term Euro Notes, 6.63%, 01/23/14	EUR	300,000	410,515

			7,269,755

See accompanying notes which are an integral part of this schedule.

Invesco International Total Return Fund

	Principal Amount		Value

Norway–3.74%

DNB Bank ASA, Unsec. Sub. Medium-Term Euro Notes, 4.75%, 03/08/22	EUR	250,000	$358,159

Norway Government Bond, Series 474, Unsec. Bond, 3.75%, 05/25/21	NOK	8,700,000	1,611,432

			1,969,591

Poland–7.74%

Republic of Poland, Series 12, Sr. Unsec. Bonds, 1.05%, 11/08/17	JPY	400,000,000	4,079,886

Slovenia–2.19%

Republic of Slovenia, Series RS66, Sr. Unsec. Euro Bonds, 4.63%, 09/09/24	EUR	1,000,000	1,153,437

South Africa–0.76%

Republic of South Africa, Series R204, Sr. Unsec. Bond, 8.00%, 12/21/18	ZAR	3,800,000	401,538

South Korea–1.09%

Export-Import Bank of Korea, REGS, Sr. Unsec. Euro Notes, 5.10%, 10/29/13(c)	INR	35,000,000	574,027

Spain–6.63%

Bonon y Oblig del Estado, Sr. Unsec. Euro Bond 4.40%, 10/31/23(c)	EUR	1,800,000	2,348,678

CaixaBank, Sec. Mortgage-Backed Euro Bonds, 3.13%, 09/16/13	EUR	200,000	268,094

Codere Finance Luxembourg S.A., REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 06/15/15(c)	EUR	100,000	65,195

Santander Consumer Finance S.A., Sr. Unsec. Euro Notes, 3.25%, 06/20/14	EUR	600,000	810,485

			3,492,452

Supranational–4.21%

Asian Development Bank, Series 339-00-1, Sr. Unsec. Medium-Term Global Notes, 2.35%, 06/21/27	JPY	130,000,000	1,549,435

European Investment Bank, Sr. Unsec. Medium-Term Euro Bonds, 4.50%, 08/12/17	SEK	4,000,000	669,821

			2,219,256

Sweden–0.79%

Nordea Bank AB, Unsec. Sub. Medium-Term Euro Notes, 4.63%, 02/15/22	EUR	100,000	142,823

Securitas AB, Sr. Unsec. Medium-Term Euro Notes, 2.75%, 02/28/17	EUR	200,000	275,785

			418,608

	Principal Amount		Value

Switzerland–1.38%

Cloverie PLC for Zurich Insurance Co. Ltd., Unsec. Sub. Medium-Term Euro Notes, 7.50%, 07/24/39	EUR	200,000	$324,577

Glencore Finance Europe S.A., Series 6, Tranche 1, Sr. Unsec. Gtd. Medium-Term Euro Notes, 5.25%, 10/11/13	EUR	300,000	402,676

			727,253

United Arab Emirates–0.60%

IPIC GMTN Ltd., REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 5.88%, 03/14/21(c)	EUR	200,000	316,344

United Kingdom–9.11%

Abbey National Treasury Services PLC, Sr. Sec. Gtd. Mortgage-Backed Medium-Term Euro Notes, 5.25%, 02/16/29	GBP	200,000	352,924

Cabot Financial Luxembourg S.A., REGS, Sr. Sec. Gtd. Euro Notes, 10.38%, 10/01/19(c)	GBP	100,000	168,864

Co-Operative Group Holdings (2011) Ltd., Sr. Unsec. Gtd. Euro Notes, 6.88%, 07/08/20	GBP	300,000	434,141

Direct Line Insurance Group PLC, Sr. Unsec. Sub. Gtd. Euro Notes, 9.25%, 04/27/42	GBP	150,000	281,764

FCE Bank PLC, Sr. Unsec. Medium-Term Euro Notes, 5.13%, 11/16/15	GBP	50,000	81,663

Heathrow Funding Ltd., Class B, Jr. Sec. Medium-Term Euro Notes, 7.13%, 02/14/24	GBP	300,000	551,112

Lloyds TSB Bank PLC, Unsec. Sub. Medium-Term Euro Notes, 10.75%, 12/16/21	GBP	200,000	364,732

Lowell Group Financing PLC, REGS, Sr. Sec. Gtd. Euro Notes, 10.75%, 04/01/19(c)	GBP	200,000	342,293

NGG Finance PLC, Unsec. Sub. Gtd. Euro Notes, 5.63%, 06/18/73	GBP	250,000	383,082

Royal Bank of Scotland PLC (The), Sr. Sec. Gtd. Mortgage-Backed Euro Bonds, 5.13%, 01/13/24	GBP	200,000	348,610

Scottish Widows PLC, Unsec. Sub. Euro Notes, 5.50%, 06/16/23	GBP	150,000	226,605

SSE PLC, Unsec. Sub. Medium-Term Euro Notes, 5.45%(b)	GBP	400,000	637,425

United Kingdom Gilt, Unsec. Bonds, 4.00%, 01/22/60	GBP	370,000	625,548

			4,798,763

See accompanying notes which are an integral part of this schedule.

Invesco International Total Return Fund

	Principal Amount		Value

United States–3.69%

Abbott Japan Co. Ltd., Series D, Sr. Unsec. Gtd. Euro Bonds, 1.95%, 11/06/13	JPY	190,000,000	$1,944,826

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $47,738,673)			47,029,781

Asset-Backed Securities–0.98%

United States–0.98%

GS Mortgage Securities Trust, Series 2013-GC13, Class A5, Pass Through Ctfs., 4.18%, 07/10/46 (Cost $514,981)		500,000	514,989

Mortgage Backed Securities–1.28%

United States–1.28%

Permanent Master Issuer PLC, Series 2009-1, Class A3, Floating Rate Pass Through Ctfs., 1.91%, 07/15/42(c)(d) (Cost $739,913)	EUR	500,000	676,297

		Shares

Money Market Funds–0.55%

Liquid Assets Portfolio –Institutional Class (e)		143,982	143,982

Premier Portfolio –Institutional Class (e)		143,982	143,982

Total Money Market Funds (Cost $287,964)			287,964

TOTAL INVESTMENTS–92.06% (Cost $49,281,531)			48,509,031

OTHER ASSETS LESS LIABILITIES–7.94%			4,184,773

NET ASSETS–100.00%		$ 52,693,804

Investment Abbreviations:

CAD	—Canadian Dollar
Ctfs.	—Certificates
EUR	—Euro
GBP	—British Pound Sterling
Gtd.	—Guaranteed
INR	—Indian Rupee
JPY	—Japanese Yen
Jr.	—Junior
NOK	—Norwegian Krona
REGS	—Regulation S
Sec.	—Secured
SEK	—Swedish Krona
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured
ZAR	—South African Rand

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in currency indicated.

(b)	Perpetual bond with no specified maturity date.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (“the 1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2013 was $7,081,452, which represented 13.44% of the Fund’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2013.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco International Total Return Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco International Total Return Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.

Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks

Invesco International Total Return Fund

E.	Foreign Currency Contracts – (continued)

associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco International Total Return Fund

	Level 1	Level 2	Level 3	Total

Corporate Debt Securities	$--	$22,410,227	$--	$22,410,227

Foreign Government Debt Securities	--	24,619,554	--	24,619,554

Collateralized Mortgage Obligations	--	676,297	--	676,297

Asset-Backed Securities	--	514,989	--	514,989

Money Market Funds	287,964	--	--	287,964

	287,964	48,221,067	--	48,509,031

Foreign Currency Contracts*	--	123,782	--	123,782

Futures*	(46,248)	--	--	(46,248)

Total Investments	$241,716	$48,344,849	$--	$48,586,565

* Unrealized appreciation (depreciation).

NOTE 3 -- Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2013:

	Value

Risk Exposure/ Derivative Type	Assets	Liabilities

Currency risk
Foreign Currency contracts	$215,407	$(91,625)

Interest rate risk
Futures contracts (a)	14,295	(60,543)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the nine months ended July 31, 2013

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures*	Foreign Currency Contracts*

Realized Gain

Currency risk	$--	$99,780

Interest rate risk	234,790	--

Change in Unrealized Appreciation (Depreciation)

Currency risk	--	71,572

Interest rate risk	(48,237)	--

Total	$186,553	$171,352

    * The average notional value of futures and foreign currency contracts outstanding during the period was $13,751,148 and $14,213,125, respectively.

Invesco International Total Return Fund

Open Foreign Currency Contracts

Settlement Date		Contract to				Notional	Unrealized
	Counterparty	Deliver		Receive		Value	Appreciation

08/23/13	State Street Global Markets, LLC	AUD	50,000	USD	45,270	$44,873	$397

08/23/13	State Street Global Markets, LLC	GBP	1,450,000	USD	2,224,373	2,205,558	18,815

08/23/13	State Street Global Markets, LLC	JPY	265,000,000	USD	2,721,100	2,707,356	13,744

08/23/13	State Street Global Markets, LLC	USD	967,736	CAD	1,000,000	973,088	5,352

08/23/13	State Street Global Markets, LLC	USD	1,699,945	EUR	1,300,000	1,729,737	29,792

08/23/13	State Street Global Markets, LLC	USD	2,631,128	JPY	265,000,000	2,707,356	76,228

08/23/13	State Street Global Markets, LLC	USD	3,210,403	SEK	21,400,000	3,281,482	71,079

							$215,407

Settlement Date		Contract to				Notional	Unrealized
	Counterparty	Deliver		Receive		Value	(Depreciation)

08/23/13	State Street Global Markets, LLC	CAD	1,340,000	USD	1,298,246	$1,303,938	$(5,692)

08/23/13	State Street Global Markets, LLC	EUR	2,900,000	USD	3,814,534	3,858,643	(44,109)

08/23/13	State Street Global Markets, LLC	SEK	22,600,000	USD	3,423,667	3,465,491	(41,824)

							$(91,625)

Total open foreign currency contracts							$123,782

Closed Foreign Currency Contracts

Settlement Date		Contract to				Notional	Realized
	Counterparty	Deliver		Receive		Value	Gain

08/23/13	State Street Global Markets, LLC	AUD	500,000	USD	481,185	$472,200	$8,985

Settlement Date		Contract to				Notional	Realized
	Counterparty	Deliver		Receive		Value	(Loss)

08/23/13	State Street Global Markets, LLC	JPY	235,000,000	USD	2,348,343	$2,429,405	$(81,062)

08/23/13	State Street Global Markets, LLC	CAD	860,000	USD	836,193	836,299	(106)

							$(81,168)

Total closed foreign currency contracts							$(72,183)

Total foreign currency contracts							$51,599

Currency Abbreviations: AUD – Australian Dollar CAD -- Canadian Dollar	EUR – Euro GBP -- British Pound Sterling JPY -- Japanese Yen	SEK -- Swedish Krona USD -- U.S. Dollar

Invesco International Total Return Fund

Open Futures Contracts

Long Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)

Australia 10 Year Bonds	31	September - 2013	$ 3,310,920	$ (38,608)

Euro BTP	8	September - 2013	1,184,358	316

Euro BUXL 30 Year Bonds	3	September - 2013	514,824	(6,709)

Japanese Mini JGB 10 Year Bonds	5	September - 2013	733,476	5,487

Long Gilt	2	September - 2013	342,840	(331)

Subtotal				$ (39,845)

Short Contracts

Canada 10 Year Bonds	8	September - 2013	(1,024,732)	(1,324)

Euro Bonds	27	September - 2013	(5,114,429)	8,492

U.S. Treasury 10 Year Bonds	42	September - 2013	(5,310,375)	(13,571)

Subtotal				$ (6,403)

Total				$ (46,248)

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2013 was $78,468,361 and $84,125,297, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,417,530

Aggregate unrealized (depreciation) of investment securities	(2,199,519)

Net unrealized appreciation (depreciation) of investment securities	$(781,989)

Cost of investments for tax purposes is $49,291,020.

Invesco International Total Return Fund

Invesco Pacific Growth Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2013

MS-PGRO-QTR-1 07/13	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.06%

Australia–9.25%

Alumina Ltd. (a)	138,552	$121,052

Amcor Ltd.	24,908	237,134

Aurizon Holdings Ltd.	7,167	29,252

Australia & New Zealand Banking Group Ltd.	28,481	761,157

BHP Billiton Ltd.	21,496	672,093

BlueScope Steel Ltd. (a)	22,106	106,719

Brambles Ltd.	9,209	75,172

Caltex Australia Ltd.	4,236	71,251

carsales.com Ltd.	7,686	68,752

Commonwealth Bank of Australia	15,543	1,035,949

Credit Corp. Group Ltd.	4,914	42,410

Crown Ltd.	5,110	58,696

CSL Ltd.	6,683	396,950

DuluxGroup Ltd.	42,559	170,642

Flight Centre Ltd.	4,281	174,535

Fortescue Metals Group Ltd.	62,125	203,735

Insurance Australia Group Ltd.	46,658	243,704

Magellan Financial Group Ltd.	8,760	90,916

National Australia Bank Ltd.	16,769	470,290

Perpetual Ltd.	4,131	148,179

Qantas Airways Ltd. (a)	113,404	128,457

Ramsay Health Care Ltd.	3,262	108,005

Rio Tinto Ltd.	664	34,330

Suncorp Group Ltd.	24,533	281,523

Tatts Group Ltd.	25,728	73,783

Telstra Corp. Ltd.	69,152	309,239

Wesfarmers Ltd.	4,527	165,070

Westpac Banking Corp.	30,993	859,552

Woodside Petroleum Ltd.	8,140	275,078

Woolworths Ltd.	14,498	434,283

		7,847,908

China–9.06%

Bank of China Ltd. -Class H	1,652,390	692,437

China CITIC Bank -Class H	689,000	318,932

China Construction Bank Corp. -Class H	978,840	730,760

China Mobile Ltd.	77,500	823,268

CNOOC Ltd.	316,000	570,427

Datang International Power Generation Co. Ltd. -Class H	532,000	240,085

Guangshen Railway Co. Ltd. -Class H	570,000	252,173

Industrial & Commercial Bank of China Ltd. -Class H	661,000	433,074

Jiangsu Expressway Co. Ltd. -Class H	382,000	396,993

Lenovo Group Ltd.	486,000	443,037

Minth Group Ltd.	344,000	612,100

Sunny Optical Technology Group Co., Ltd.	360,000	360,204

Tencent Holdings Ltd.	23,000	1,043,298

Travelsky Technology Ltd. -Class H	650,000	506,218

Tsingtao Brewery Co. Ltd. -Class H	34,000	259,748

		7,682,754

	Shares	Value

Hong Kong–5.86%

AIA Group Ltd.	141,000	$668,130

Galaxy Entertainment Group Ltd. (a)	83,000	437,174

Henderson Land Development Co. Ltd.	132,400	826,262

Hutchison Whampoa Ltd.	74,000	835,358

Lifestyle International Holdings Ltd.	204,000	485,564

New World Development Co. Ltd.	295,000	429,960

NWS Holdings Ltd.	229,000	350,681

Techtronic Industries Co. Ltd.	243,500	595,909

Texwinca Holdings Ltd.	352,000	342,669

		4,971,707

India–2.98%

HCL Technologies Ltd.	40,791	633,448

ICICI Bank Ltd.	22,691	340,096

Infosys Ltd.	14,459	713,878

Jammu & Kashmir Bank Ltd.	24,130	448,378

Sobha Developers Ltd.	82,572	394,713

		2,530,513

Indonesia–1.48%

PT Telekomunikasi Indonesia Persero Tbk	1,085,500	1,259,379

Japan–48.84%

Amada Co., Ltd.	77,000	554,551

Astellas Pharma Inc.	24,500	1,311,095

Canon Inc.	25,400	784,912

Casio Computer Co., Ltd.	20,100	179,255

Chiba Bank, Ltd. (The)	57,000	395,372

Daicel Corp.	102,000	878,746

Daifuku Co., Ltd.	47,500	433,941

Daiichi Sankyo Co., Ltd.	12,700	206,782

Daikin Industries, Ltd.	20,200	839,403

Daito Trust Construction Co., Ltd.	5,400	494,269

Denki Kagaku Kogyo Kabushiki Kaisha	112,000	413,118

East Japan Railway Co.	13,900	1,120,349

FamilyMart Co., Ltd.	12,100	534,605

Fuji Machine Manufacturing Co., Ltd.	16,000	142,364

Hitachi Capital Corp.	39,800	947,640

Hitachi High-Technologies Corp.	18,500	403,848

Hitachi, Ltd.	192,000	1,286,460

Honda Motor Co., Ltd.	27,700	1,024,278

JGC Corp.	7,000	246,837

Kaneka Corp.	54,000	365,410

Kyocera Corp.	5,500	555,879

Lintec Corp.	22,800	430,089

Maeda Road Construction Co., Ltd.	23,000	378,047

Marubeni Corp.	103,000	715,801

Minebea Co., Ltd.	76,000	298,105

Mitsubishi Chemical Holdings Corp.	81,500	382,811

Mitsubishi Corp.	43,000	784,243

Mitsubishi Estate Co. Ltd.	57,000	1,450,475

Mitsubishi Heavy Industries, Ltd.	169,000	907,476

Mitsubishi UFJ Financial Group, Inc.	323,100	2,018,451

Mitsui Mining & Smelting Co., Ltd.	120,000	269,112

See accompanying notes which are an integral part of this schedule.

                                     Invesco Pacific Growth Fund

	Shares	Value

Japan–(continued)

Nagase & Co., Ltd.	28,900	$375,421

Nidec Corp.	8,800	711,969

Nifco Inc.	24,400	663,917

Nippon Meat Packers, Inc.	40,000	615,865

Nippon Telegraph & Telephone Corp.	14,800	746,123

Nissan Motor Co., Ltd.	100,700	1,052,966

Nisshinbo Holdings Inc.	18,000	138,650

Obayashi Corp.	154,000	822,455

Ono Pharmaceutical Co., Ltd.	11,600	745,367

ORIX Corp.	96,800	1,432,176

Pigeon Corp.	4,600	216,866

Ricoh Co., Ltd.	27,000	302,955

Sanwa Holdings Corp.	110,000	605,554

Sekisui Chemical Co., Ltd.	88,000	884,585

Seven & I Holdings Co., Ltd.	39,900	1,508,121

Shimamura Co., Ltd.	5,600	643,007

Sumitomo Metal Mining Co., Ltd.	25,000	326,030

Sumitomo Mitsui Financial Group, Inc.	43,900	2,005,353

Suzuki Motor Corp.	17,200	411,998

TDK Corp.	15,800	569,251

Teijin Ltd.	70,000	151,963

Toho Co., Ltd.	9,300	194,189

Tokyu Land Corp.	27,000	257,285

Toshiba Corp.	184,000	796,394

Toyo Ink SC Holdings Co., Ltd.	74,000	373,505

Toyoda Gosei Co., Ltd.	14,100	346,238

Toyota Motor Corp.	34,800	2,122,341

Tsubakimoto Chain Co.	98,000	606,681

Yamaha Corp.	19,500	249,981

Yamaha Motor Co., Ltd.	23,700	317,411

Yaskawa Electronic Corp.	41,000	488,977

		41,437,318

Malaysia–1.25%

Aeon Co. (M) Berhad	96,800	462,516

Public Bank Berhad	113,100	601,258

		1,063,774

Singapore–3.53%

DBS Group Holdings Ltd.	50,000	656,241

Oversea-Chinese Banking Corp. Ltd.	160,000	1,327,649

United Overseas Bank Ltd.	60,000	1,011,683

		2,995,573

South Korea–7.83%

Amorepacific Corp.	330	278,506

Binggrae Co., Ltd.	2,620	246,074

CJ CGV Co., Ltd.	6,836	292,116

Coway Co., Ltd.	4,922	262,909

Grand Korea Leisure Co., Ltd.	10,590	300,991

Green Cross Corp.	2,384	278,069

Halla Climate Control Corp.	10,900	323,619

Hana Tour Service Inc.	3,683	252,139

Hyundai Mobis	1,094	266,858

KEPCO Plant Service & Engineering Co., Ltd.	6,037	293,982

NHN Corp.	949	251,765

Nong Woo Bio Co., Ltd.	2,734	71,436

	Shares	Value

South Korea–(continued)

Nongshim Co., Ltd.	2,150	$498,607

ORION Corp.	319	289,669

Ottogi Corp.	769	269,391

S1 Corp.	3,721	230,227

Samsung Electronics Co., Ltd.	1,408	1,604,444

Samsung Life Insurance Co. Ltd.	2,947	282,033

SK Telecom Co., Ltd.	1,783	349,439

		6,642,274

Taiwan–7.23%

Cheng Shin Rubber Industry Co., Ltd.	98,000	324,858

China Life Insurance Co., Ltd.	543,000	556,835

Far EasTone Telecommunications Co., Ltd.	28,000	71,340

Hiwin Technologies Corp.	45,000	281,381

Hon Hai Precision Industry Co., Ltd.	136,900	355,193

ILI Technology Corp.	48,000	109,331

Largan Precision Co. Ltd.	12,000	416,194

MediaTek Inc.	32,000	384,179

Ruentex Development Co., Ltd.	385,537	754,720

San Shing Fastech Corp.	126,600	267,251

Taiwan Semiconductor Manufacturing Co. Ltd.	421,143	1,424,642

Teco Electric and Machinery Co. Ltd.	584,000	636,857

Uni-President Enterprises Corp.	146,000	297,979

Yungtay Engineering Co., Ltd.	104,000	251,451

		6,132,211

Thailand–0.73%

Kasikornbank PCL -NVDR	106,400	619,296

United States–1.02%

iShares MSCI All Country Asia ex-Japan Index Fund -ETF	15,500	866,295

Total Common Stocks & Other Equity Interests (Cost $77,640,245)		84,049,002

Money Market Funds–0.56%

Liquid Assets Portfolio –Institutional Class (b)	234,993	234,993

Premier Portfolio –Institutional Class (b)	234,992	234,992

Total Money Market Funds (Cost $469,985)		469,985

TOTAL INVESTMENTS–99.62% (Cost $78,110,230)		84,518,987

OTHER ASSETS LESS LIABILITIES–0.38%		325,476

NET ASSETS–100.00%		$84,844,463

Investment Abbreviations:

ETF	—Exchange-Traded Fund
NVDR	—Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

                                     Invesco Pacific Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2013

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

                                     Invesco Pacific Growth Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses

                                     Invesco Pacific Growth Fund

E.	Foreign Currency Translations – (continued)

arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2013, there were transfers from Level 1 to Level 2 of $17,404,689 and from Level 2 to Level 1 of $14,043,926, due to foreign fair value adjustments.

                                     Invesco Pacific Growth Fund

	Level 1	Level 2	Level 3	Total

Australia	$2,983,706	$4,864,202	$—	$7,847,908

China	5,668,021	2,014,733	—	7,682,754

Hong Kong	4,191,066	780,641	—	4,971,707

India	1,476,539	1,053,974	—	2,530,513

Indonesia	1,259,379	—	—	1,259,379

Japan	13,522,226	27,915,092	—	41,437,318

Malaysia	462,516	601,258	—	1,063,774

Singapore	—	2,995,573	—	2,995,573

South Korea	5,991,844	650,430	—	6,642,274

Taiwan	4,707,569	1,424,642	—	6,132,211

Thailand	—	619,296	—	619,296

United States	1,336,280	—	—	1,336,280

Total Investments	$41,599,146	$42,919,841	$—	$84,518,987

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2013 was $65,368,141 and $74,947,304, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$7,629,505

Aggregate unrealized (depreciation) of investment securities	(3,720,704)

Net unrealized appreciation of investment securities	$3,908,801

Cost of investments for tax purposes is $80,610,186.

                                     Invesco Pacific Growth Fund

Invesco Premium Income Fund Quarterly Schedule of Portfolio Holdings July 31, 2013

invesco.com/us	PIN-QTR-1 07/13	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2013

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–53.91%

Aerospace & Defense–0.83%

B/E Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	$55,000	$56,994

Bombardier Inc. (Canada),
Sr. Unsec. Notes,
5.75%, 03/15/22(b)	70,000	71,050

6.13%, 01/15/23(b)	105,000	106,838

7.75%, 03/15/20(b)	450,000	510,750

DigitalGlobe Inc., Sr. Unsec. Gtd. Notes, 5.25%, 02/01/21(b)	430,000	412,800

GenCorp Inc., Sr. Sec. Gtd. Notes, 7.13%, 03/15/21(b)	320,000	341,600

Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 03/15/18	140,000	153,650

Sequa Corp., Sr. Unsec. Gtd. Notes, 7.00%, 12/15/17(b)	170,000	170,212

TransDigm Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 10/15/20(b)	190,000	186,200

		2,010,094

Air Freight & Logistics–0.07%

Transnet SOC Ltd. (South Africa), Sr. Unsec. Notes, 4.00%, 07/26/22(b)	200,000	177,542

Airlines–0.90%

Air Canada Pass Through Trust (Canada), Series 2013-1, Class B, Sec. Pass Through Ctfs., 5.38%, 05/15/21(b)	85,000	83,113

America West Airlines Pass Through Trust, Series 2001-1, Class G, Sec. Pass Through Ctfs., 7.10%, 04/02/21	113,344	121,348

American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	530,164	567,470

British Airways PLC (United Kingdom), Sec. Pass Through Ctfs., 5.63%, 06/20/20(b)	40,000	41,019

Continental Airlines Pass Through Trust,
Series 2007-1, Class C,
Sec. Global Pass Through Ctfs.,
7.34%, 04/19/14	75,892	77,647

Series 2010-1, Class B,
Sec. Pass Through Ctfs.,
6.00%, 01/12/19	186,123	191,183

Series 2012-3, Class C,
Sr. Sec. Pass Through Ctfs.,
6.13%, 04/29/18	80,000	81,800

Delta Air Lines Pass Through Trust,
Series 2010-2, Class B,
Sec. Pass Through Ctfs.,
6.75%, 11/23/15	150,000	157,500

Series 2012-1, Class B,
Sec. Pass Through Ctfs.,
6.88%, 05/07/19(b)	81,985	88,133

	Principal Amount	Value

Airlines–(continued)

UAL Pass Through Trust, Series 2007-1, Class B, Sr. Sec. Gtd. Global Pass Through Ctfs., 7.34%, 07/02/19	$181,654	$188,920

United Continental Holdings Inc., Sr. Unsec. Gtd. Notes, 6.38%, 06/01/18	360,000	366,300

US Airways Pass Through Trust,
Series 2012-1, Class A,
Sr. Sec. Pass Through Ctfs.,
5.90%, 10/01/24	19,964	21,349

Series 2012-1, Class B,
Sec. Pass Through Ctfs.,
8.00%, 10/01/19	19,986	22,284

Series 2012-1, Class C,
Sec. Pass Through Ctfs.,
9.13%, 10/01/15	24,981	26,449

Series 2012-2, Class B,
Sec. Gtd. Pass Through Ctfs.,
6.75%, 06/03/21	125,000	130,625

		2,165,140

Alternative Carriers–0.59%

Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	150,000	165,000

Level 3 Communications Inc.,
Sr. Unsec. Global Notes,
8.88%, 06/01/19	235,000	254,387

11.88%, 02/01/19	120,000	138,600

Level 3 Financing Inc.,
Sr. Unsec. Gtd. Global Notes,
7.00%, 06/01/20	45,000	46,913

8.13%, 07/01/19	500,000	546,250

8.63%, 07/15/20	210,000	232,050

9.38%, 04/01/19	45,000	50,175

		1,433,375

Apparel Retail–0.28%

L Brands Inc.,
Sr. Unsec. Gtd. Global Notes,
5.63%, 02/15/22	510,000	528,487

Sr. Unsec. Gtd. Notes,
6.63%, 04/01/21	125,000	137,188

		665,675

Apparel, Accessories & Luxury Goods–0.58%

Jones Group Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, Sr. Unsec. Notes, 6.88%, 03/15/19	530,000	549,875

Levi Strauss & Co.,
Sr. Unsec. Global Notes,
6.88%, 05/01/22	115,000	126,787

7.63%, 05/15/20	500,000	552,500

PVH Corp., Sr. Unsec. Global Notes, 4.50%, 12/15/22	175,000	171,719

		1,400,881

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

	Principal Amount	Value

Application Software–0.08%

Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	$200,000	$196,000

Asset Management & Custody Banks–0.26%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/21(b)	625,000	632,813

Auto Parts & Equipment–0.57%

Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	335,000	356,775

American Axle & Manufacturing Inc.,
Sr. Unsec. Gtd. Notes,
6.25%, 03/15/21	135,000	143,437

6.63%, 10/15/22	80,000	84,600

Dana Holding Corp., Sr. Unsec. Notes, 5.38%, 09/15/21	200,000	201,250

Gestamp Funding Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 5.63%, 05/31/20(b)	200,000	194,254

Schaeffler Finance B.V. (Germany), Sr. Sec. Notes, 4.75%, 05/15/21(b)	200,000	196,429

Schaeffler Holding Finance BV (Germany), Sr. Sec. Gtd. Notes, 6.88%, 08/15/18(b)	200,000	205,607

		1,382,352

Automobile Manufacturers–0.10%

Chrysler Group LLC/CG Co-Issuer Inc., Sr. Sec. Gtd. Global Notes, 8.00%, 06/15/19	225,000	246,938

Broadcasting–0.46%

Clear Channel Worldwide Holdings Inc.,
Series A,
Sr. Unsec. Gtd. Global Notes,
6.50%, 11/15/22	50,000	52,000

Series B,
Sr. Unsec. Gtd. Global Notes,
6.50%, 11/15/22	160,000	168,000

Sr. Unsec. Gtd. Sub. Global Notes,
7.63%, 03/15/20	590,000	628,350

LIN Television Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 01/15/21	220,000	229,900

Starz LLC/Starz Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/19	20,000	20,212

		1,098,462

Building Products–1.42%

American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	300,000	319,500

Builders FirstSource Inc., Sr. Sec. Notes, 7.63%, 06/01/21(b)	870,000	880,875

Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Notes, 6.25%, 02/01/21(b)	720,000	739,800

Nortek Inc.,
Sr. Unsec. Gtd. Global Notes,
8.50%, 04/15/21	390,000	427,050

10.00%, 12/01/18	305,000	337,025

	Principal Amount	Value

Building Products –(continued)

USG Corp.,
Sr. Unsec. Gtd. Notes,
7.88%, 03/30/20(b)	$135,000	$149,175

Sr. Unsec. Notes,
9.75%, 01/15/18	505,000	587,062

		3,440,487

Cable & Satellite–1.81%

CCO Holdings LLC / CCO Holdings Capital Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 02/15/23	185,000	169,969

DISH DBS Corp.,
Sr. Unsec. Gtd. Global Notes,
5.00%, 03/15/23	265,000	249,431

5.88%, 07/15/22	135,000	134,831

Sr. Unsec. Gtd. Notes,
5.13%, 05/01/20(b)	390,000	384,150

Hughes Satellite Systems Corp., Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	195,000	208,163

Intelsat Jackson Holdings S.A. (Luxembourg),
Sr. Unsec. Gtd. Global Notes,
7.25%, 10/15/20	170,000	184,875

Sr. Unsec. Gtd. Notes,
6.63%, 12/15/22(b)	600,000	615,000

Intelsat Luxembourg S.A. (Luxembourg),
Sr. Unsec. Gtd. Notes,
7.75%, 06/01/21(b)	285,000	301,388

8.13%, 06/01/23(b)	580,000	626,400

Nara Cable Funding Ltd. (Spain), Sr. Sec. Gtd. Notes, 8.88%, 12/01/18(b)	425,000	445,187

Ono Finance II PLC (Spain), Sr. Unsec. Gtd. Notes, 10.88%, 07/15/19(b)	300,000	321,000

ViaSat Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 06/15/20	300,000	319,500

Virgin Media Finance PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 6.38%, 04/15/23(b)	200,000	206,500

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Notes, 5.38%, 04/15/21(b)	200,000	203,500

		4,369,894

Casinos & Gaming–2.00%

Ameristar Casinos Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	245,000	262,762

Boyd Gaming Corp.,
Sr. Unsec. Gtd. Global Notes,
9.00%, 07/01/20	380,000	407,550

9.13%, 12/01/18	250,000	267,500

Caesars Entertainment Operating Co. Inc.,
Sr. Sec. Gtd. Global Notes,
10.00%, 12/15/15	45,000	38,588

Sr. Sec. Gtd. Notes,
9.00%, 02/15/20(b)	110,000	104,225

Caesars Operating Escrow LLC/Caesars Escrow Corp.,
Sr. Sec. Gtd. Notes,
9.00%, 02/15/20(b)	200,000	189,500

9.00%, 02/15/20(b)	105,000	99,488

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

	Principal Amount	Value

Casinos & Gaming –(continued)

CityCenter Holdings LLC/CityCenter Finance Corp., Sr. Sec. Gtd. Global Notes, 10.75%, 01/15/17	$334,520	$362,954

Codere Finance Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 9.25%, 02/15/19(b)	150,000	73,500

MCE Finance Ltd. (China), Sr. Unsec. Gtd. Notes, 5.00%, 02/15/21(b)	400,000	382,000

MGM Resorts International,
Sr. Unsec. Gtd. Global Notes,
6.63%, 12/15/21	935,000	993,437

Sr. Unsec. Gtd. Notes,
7.75%, 03/15/22	450,000	501,750

Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	233,000	249,893

Snoqualmie Entertainment Authority,
Sr. Sec. Floating Rate Notes,
4.22%, 02/01/14(b)(c)	95,000	93,456

Sr. Sec. Notes,
9.13%, 02/01/15(b)	388,000	388,000

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Sr. Unsec. Global Notes,
5.38%, 03/15/22	340,000	347,862

7.75%, 08/15/20	65,000	73,613

		4,836,078

Coal & Consumable Fuels–0.48%

Alpha Natural Resources Inc., Sr. Unsec. Gtd. Notes, 9.75%, 04/15/18	75,000	77,812

CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	360,000	389,700

Peabody Energy Corp.,
Sr. Unsec. Gtd. Global Notes,
6.00%, 11/15/18	21,000	21,735

Sr. Unsec. Gtd. Notes,
6.50%, 09/15/20	445,000	456,125

Raspadskaya OJSC Via Raspadskaya Securities Ltd. (Russia), Sr. Unsec. Notes, 7.75%, 04/27/17(b)	200,000	202,073

		1,147,445

Communications Equipment–0.24%

Avaya Inc.,
Sec. Gtd. Notes,
10.50%, 03/01/21(b)	50,000	38,750

Sr. Sec. Gtd. Notes,
7.00%, 04/01/19(b)	415,000	386,469

9.00%, 04/01/19(b)	160,000	154,000

		579,219

Computer & Electronics Retail–0.16%

Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	360,000	384,750

	Principal Amount	Value

Computer Storage & Peripherals–0.39%

Seagate HDD Cayman,
Sr. Unsec. Gtd. Global Notes,
7.00%, 11/01/21	$345,000	$376,912

Sr. Unsec. Gtd. Notes,
4.75%, 06/01/23(b)	585,000	558,675

		935,587

Construction & Engineering–0.34%

Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	415,000	441,456

Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	350,000	367,500

		808,956

Construction & Farm Machinery & Heavy Trucks–0.41%

Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	250,000	250,625

Manitowoc Co. Inc. (The),
Sr. Unsec. Gtd. Global Notes,
5.88%, 10/15/22	160,000	163,200

Sr. Unsec. Gtd. Notes,
8.50%, 11/01/20	130,000	146,250

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	130,000	132,925

Terex Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 05/15/21	70,000	72,362

Titan International Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 10/01/17	203,000	216,195

		981,557

Construction Materials–0.60%

Cemex Finance LLC (Mexico), Sr. Sec. Gtd. Notes, 9.50%, 12/14/16(b)	150,000	160,918

Cemex S.A.B de C.V. (Mexico), Sr. Sec. Gtd. Notes, 5.88%, 03/25/19(b)	400,000	405,966

Odebrecht Offshore Drilling Finance Ltd. (Brazil), Sr. Sec. Gtd. Notes, 6.75%, 10/01/22(b)	200,000	200,100

Ply Gem Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.38%, 04/15/17	42,000	45,045

Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	575,000	629,625

		1,441,654

Consumer Finance–0.51%

Ally Financial Inc.,
Sr. Unsec. Gtd. Global Notes,
7.50%, 09/15/20	100,000	116,000

8.00%, 03/15/20	950,000	1,123,375

		1,239,375

Data Processing & Outsourced Services–1.02%

CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	345,000	370,875

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

	Principal Amount	Value

Data Processing & Outsourced Services –(continued)

First Data Corp.,
Sr. Sec. Gtd. Notes,
6.75%, 11/01/20(b)	$535,000	$557,737

7.38%, 06/15/19(b)	110,000	115,775

8.25%, 01/15/21(b)	960,000	1,005,600

Sr. Unsec. Gtd. Global Notes,
12.63%, 01/15/21	40,000	44,000

Sr. Unsec. Gtd. Sub. Notes,
11.75%, 08/15/21(b)	80,000	76,600

WEX Inc., Sr. Unsec. Gtd. Notes, 4.75%, 02/01/23(b)	320,000	301,600

		2,472,187

Department Stores–0.06%

Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	150,000	146,250

Distillers & Vintners–0.18%

Constellation Brands Inc., Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22	400,000	437,000

Distributors–0.11%

HD Supply Inc., Sr. Unsec. Notes, 7.50%, 07/15/20(b)	250,000	263,125

Diversified Banks–2.08%

Access Finance B.V. (Nigeria), Sr. Unsec. Gtd. Notes, 7.25%, 07/25/17(b)	270,000	271,930

Banco Bradesco S.A. (Brazil), Unsec. Sub. Notes, 5.75%, 03/01/22(b)	200,000	199,802

Banco Davivienda S.A. (Colombia),
Sr. Unsec. Notes,
2.95%, 01/29/18(b)	200,000	188,621

Unsec. Sub. Notes,
5.88%, 07/09/22(b)	250,000	247,684

Banco de Bogota (Colombia), Unsec. Sub. Notes, 5.38%, 02/19/23(b)	250,000	247,948

Bangkok Bank PCL (Thailand), Sr. Unsec. Notes, 4.80%, 10/18/20(b)	300,000	316,663

Bank of India (India), Sr. Unsec. Notes, 3.63%, 09/21/18(b)	800,000	775,714

BBVA Bancomer S.A. (Mexico),
Sr. Unsec. Notes,
4.50%, 03/10/16(b)	400,000	421,719

Unsec. Sub. Notes,
6.75%, 09/30/22(b)	300,000	320,049

Development Bank of Kazakhstan JSC (Kazakhstan), Sr. Unsec. Notes, 4.13%, 12/10/22(b)	200,000	182,504

Eurasian Development Bank (Supranational), Sr. Unsec. Notes, 4.77%, 09/20/22(b)	200,000	190,312

Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Notes, 6.13%, 12/15/22	280,000	273,191

Russian Agricultural Bank OSJC via RSHB Capital SA (Russia), Sr. Unsec. Notes, 5.10%, 07/25/18(b)	350,000	353,079

	Principal Amount	Value

Diversified Banks –(continued)

Turkiye Garanti Bankasi A.S. (Turkey), Sr. Unsec. Notes, 4.00%, 09/13/17(b)	$260,000	$250,635

Turkiye Halk Bankasi A.S. (Turkey),
Sr. Unsec. Notes,
3.88%, 02/05/20(b)	400,000	354,630

4.88%, 07/19/17(b)	240,000	237,942

Turkiye Is Bankasi A.S. (Turkey), Unsec. Sub. Bonds, 6.00%, 10/24/22(b)	200,000	188,935

		5,021,358

Diversified Chemicals–0.01%

Eagle Spinco Inc., Sr. Unsec. Gtd. Notes, 4.63%, 02/15/21(b)	35,000	33,950

Diversified Metals & Mining–0.47%

FMG Resources Pty. Ltd. (Australia),
Sr. Unsec. Gtd. Notes,
6.88%, 04/01/22(b)	205,000	203,206

8.25%, 11/01/19(b)	435,000	458,925

Vedanta Resources PLC (India),
Sr. Unsec. Notes,
6.00%, 01/31/19(b)	200,000	196,662

9.50%, 07/18/18(b)	175,000	198,046

Walter Energy Inc., Sr. Unsec. Gtd. Notes, 8.50%, 04/15/21(b)	103,000	85,490

		1,142,329

Electric Utilities–0.41%

Majapahit Holding B.V. (Indonesia), Sr. Unsec. Gtd. Notes, 7.75%, 01/20/20(b)	200,000	224,365

Saudi Electricity Global Sukuk Co. 2 (Saudi Arabia),
Sr. Unsec. Bonds,
3.47%, 04/08/23(b)	200,000	192,179

5.06%, 04/08/43(b)	200,000	181,075

Star Energy Geothermal Wayang Windu Ltd. (Indonesia), Sr. Sec. Gtd. Notes, 6.13%, 03/27/20(b)	400,000	384,717

		982,336

Electrical Components & Equipment–0.07%

Belden Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 09/01/22(b)	125,000	123,125

Polypore International Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	33,000	34,980

		158,105

Electronic Manufacturing Services–0.14%

Sanmina Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	320,000	340,000

Environmental & Facilities Services–0.14%

Clean Harbors Inc.,
Sr. Unsec. Gtd. Global Notes,
5.13%, 06/01/21	45,000	46,013

5.25%, 08/01/20	280,000	289,800

		335,813

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

	Principal Amount	Value

Forest Products–0.01%

Boise Cascade Co., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/01/20	$20,000	$20,800

Gas Utilities–0.40%

AmeriGas Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 05/20/22	160,000	172,000

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	377,000	385,482

Suburban Propane Partners, L.P./Suburban Energy Finance Corp.,
Sr. Unsec. Global Notes,
7.38%, 08/01/21	48,000	51,720

Sr. Unsec. Notes,
7.38%, 03/15/20	340,000	365,500

		974,702

Gold–0.11%

AngloGold Ashanti Holdings PLC (South Africa), Sr. Unsec. Gtd. Global Notes, 5.13%, 08/01/22	200,000	158,750

Eldorado Gold Corp. (Canada), Sr. Unsec. Notes, 6.13%, 12/15/20(b)	115,000	111,297

		270,047

Health Care Equipment–0.44%

Biomet Inc.,
Sr. Unsec. Gtd. Global Notes,
6.50%, 08/01/20	165,000	174,487

Sr. Unsec. Gtd. Sub. Global Notes,
6.50%, 10/01/20	225,000	232,875

DJO Finance LLC/Corp., Sr. Unsec. Gtd. Sub. Global Notes, 9.75%, 10/15/17	385,000	392,700

Universal Hospital Services Inc., Sr. Sec. Gtd. Global Notes, 7.63%, 08/15/20	250,000	265,625

		1,065,687

Health Care Facilities–0.55%

HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	525,000	547,312

HCA, Inc.,
Sr. Sec. Gtd. Global Notes,
5.88%, 03/15/22	190,000	202,350

Sr. Unsec. Gtd. Global Notes,
5.88%, 05/01/23	170,000	172,550

Tenet Healthcare Corp.,
Sr. Sec. Gtd. Global Notes,
4.75%, 06/01/20	15,000	14,550

Sr. Unsec. Global Notes,
6.75%, 02/01/20	130,000	130,325

8.00%, 08/01/20	255,000	272,213

		1,339,300

Health Care Services–0.11%

DaVita HealthCare Partners Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 08/15/22	70,000	71,225

Prospect Medical Holdings Inc., Sr. Sec. Notes, 8.38%, 05/01/19(b)	180,000	190,350

		261,575

	Principal Amount	Value

Health Care Technology–0.08%

MedAssets Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/18	$173,000	$186,840

Homebuilding–1.41%

Beazer Homes USA Inc.,
Sr. Unsec. Gtd. Notes,
7.25%, 02/01/23(b)	334,000	349,030

Sr. Unsec. Gtd. Notes,
9.13%, 06/15/18	115,000	123,194

DR Horton Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 02/15/23	155,000	147,250

K. Hovnanian Enterprises Inc.,
Sr. Sec. Gtd. Notes,
7.25%, 10/15/20(b)	180,000	194,400

Sr. Unsec. Gtd. Global Notes,
6.25%, 01/15/16	275,000	286,687

Sr. Unsec. Gtd. Notes,
7.50%, 05/15/16	120,000	127,950

11.88%, 10/15/15	100,000	114,500

KB Home, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/22	55,000	59,400

Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	250,000	275,937

M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	195,000	214,988

Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 04/01/22	400,000	440,000

Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	660,000	642,675

Taylor Morrison Communities Inc./ Monarch Communities Inc.,
Sr. Unsec. Gtd. Notes,
5.25%, 04/15/21(b)	30,000	29,025

7.75%, 04/15/20(b)	320,000	353,600

Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 02/15/22	40,000	42,400

		3,401,036

Hotels, Resorts & Cruise Lines–0.15%

Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 5.25%, 11/15/22	350,000	353,500

Household Products–0.35%

Central Garden & Pet Co., Sr. Unsec. Gtd. Sub. Notes, 8.25%, 03/01/18	170,000	176,588

Controladora Mabe S.A. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 7.88%, 10/28/19(b)	100,000	108,930

Reynolds Group Issuer Inc./Reynolds Group Issuer LLC,
Sr. Sec. Gtd. Global Notes,
5.75%, 10/15/20	435,000	444,787

7.13%, 04/15/19	100,000	107,000

		837,305

Housewares & Specialties–0.05%

American Greetings Corp., Sr. Unsec. Gtd. Notes, 7.38%, 12/01/21	90,000	89,775

Spectrum Brands Escrow Corp., Sr. Unsec. Gtd. Notes, 6.38%, 11/15/20(b)	20,000	21,275

		111,050

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

	Principal Amount	Value

Hypermarkets & Super Centers–0.24%

Cencosud S.A. (Chile),
Sr. Unsec. Gtd. Notes,
4.88%, 01/20/23(b)	$400,000	$385,690

5.50%, 01/20/21(b)	200,000	203,949

		589,639

Independent Power Producers & Energy Traders–0.31%

AES Corp. (The),
Sr. Unsec. Global Notes,
7.38%, 07/01/21	165,000	187,687

8.00%, 10/15/17	15,000	17,513

NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 05/15/21	500,000	552,500

		757,700

Industrial Conglomerates–0.13%

Hutchison Whampoa International Ltd. (Hong Kong), Unsec. Gtd. Sub. Notes, 6.00% (b)(d)	300,000	318,450

Industrial Machinery–0.08%

Actuant Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/15/22	50,000	50,750

Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 02/01/19	130,000	138,775

		189,525

Integrated Oil & Gas–1.37%

Gazprom OAO Via Gaz Capital S.A. (Russia),
Sr. Unsec. Loan Participation Notes,
4.95%, 05/23/16(b)	300,000	315,375

6.00%, 01/23/21(b)	200,000	211,080

IPIC GMTN Ltd. (United Arab Emirates), Sr. Unsec. Gtd. Notes, 5.50%, 03/01/22(b)	300,000	325,688

KazMunayGaz National Co. JSC (Kazakhstan),
Sr. Unsec. Gtd. Notes,
7.00%, 05/05/20(b)	620,000	705,012

Sr. Unsec. Notes,
5.75%, 04/30/43(b)	200,000	177,723

Petrobras Global Finance B.V. (Brazil),
Sr. Unsec. Gtd. Global Notes,
3.00%, 01/15/19	200,000	186,830

4.38%, 05/20/23	200,000	179,758

Petroleos de Venezuela S.A. (Venezuela), Sr. Unsec. Gtd. Notes, 8.50%, 11/02/17(b)	200,000	185,090

Rosneft Oil Co. via Rosneft International Finance Ltd. (Russia), Sr. Unsec. Bonds, 3.15%, 03/06/17(b)	500,000	495,953

State Oil Co. of the Azerbaijan Republic (Azerbaijan), Sr. Unsec. Euro Notes, 5.45%, 02/09/17	500,000	526,250

		3,308,759

Integrated Telecommunication Services–0.32%

Colombia Telecomunicaciones S.A. ESP (Colombia), Sr. Unsec. Notes, 5.38%, 09/27/22(b)	300,000	284,914

	Principal Amount	Value

Integrated Telecommunication Services–(continued)

Globo Comunicacao e Participacoes S.A. (Brazil), Sr. Sec. Euro Notes, 6.25% (b)(d)(e)	$300,000	$313,521

Qtel International Finance Ltd. (Qatar), Sr. Unsec. Gtd. Notes, 3.88%, 01/31/28(b)	200,000	178,755

		777,190

Internet Software & Services–0.31%

CyrusOne LP/CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/22	300,000	316,875

Equinix Inc.,
Sr. Unsec. Notes,
5.38%, 04/01/23	255,000	253,087

7.00%, 07/15/21	110,000	121,000

VeriSign Inc., Sr. Unsec. Gtd. Notes, 4.63%, 05/01/23(b)	70,000	67,638

		758,600

Leisure Facilities–0.08%

Cedar Fair L.P./Canada’s Wonderland Co. /Magnum Management Corp., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/21(b)	205,000	200,900

Marine–0.06%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Global Notes, 8.63%, 11/01/17	130,000	136,825

Movies & Entertainment–0.45%

Cinemark USA Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 12/15/22	215,000	208,550

Live Nation Entertainment Inc., Sr. Unsec. Gtd. Notes, 7.00%, 09/01/20(b)	405,000	431,325

Outerwall Inc., Sr. Unsec. Gtd. Notes,
6.00%, 03/15/19(b)	445,000	453,900

		1,093,775

Multi-Line Insurance–0.42%

American International Group Inc., Jr. Unsec. Sub. Global Deb., 8.18%, 05/15/58	500,000	621,728

Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	350,000	401,625

		1,023,353

Multi-Sector Holdings–0.40%

Andrade Gutierrez International S.A. (Brazil), Sr. Unsec. Gtd. Notes, 4.00%, 04/30/18(b)	1,000,000	963,193

Oil & Gas Drilling–0.23%

Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	12,000	12,825

Parker Drilling Co., Sr. Unsec. Gtd. Notes, 7.50%, 08/01/20(b)	165,000	166,238

Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.50%, 12/15/21	350,000	371,000

		550,063

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

	Principal Amount	Value

Oil & Gas Equipment & Services–0.67%

Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	$382,000	$403,010

Calfrac Holdings L.P. (Canada), Sr. Unsec. Gtd. Notes, 7.50%, 12/01/20(b)	310,000	314,650

Exterran Partners L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/21(b)	85,000	86,169

Gulfmark Offshore Inc., Sr. Unsec. Global Notes, 6.38%, 03/15/22	335,000	344,212

Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	89,000	87,443

TMK OAO Via TMK Capital S.A. (Russia), Sr. Unsec. Notes, 6.75%, 04/03/20(b)	400,000	387,917

		1,623,401

Oil & Gas Exploration & Production–3.96%

Berry Petroleum Co., Sr. Unsec. Notes, 6.38%, 09/15/22	275,000	279,812

Bonanza Creek Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/21	510,000	526,575

Chaparral Energy Inc.,
Sr. Unsec. Gtd. Global Notes,
7.63%, 11/15/22	270,000	279,450

8.25%, 09/01/21	165,000	175,725

Chesapeake Energy Corp.,
Sr. Unsec. Gtd. Global Notes,
6.88%, 11/15/20	240,000	265,800

Sr. Unsec. Gtd. Notes,
5.75%, 03/15/23	80,000	80,800

6.13%, 02/15/21	126,000	134,190

6.63%, 08/15/20	250,000	272,187

Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	453,000	471,120

Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec. Bonds, 5.50%, 12/15/21(b)	600,000	663,085

EV Energy Partners L.P. /EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	238,000	241,868

EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	200,000	197,500

GeoPark Latin America Ltd. Agencia en Chile (Chile), Sr. Sec. Gtd. Notes, 7.50%, 02/11/20(b)	300,000	308,006

Halcon Resources Corp., Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/21	584,000	595,680

Kodiak Oil & Gas Corp., Sr. Unsec. Gtd. Notes, 5.50%, 02/01/22(b)	65,000	65,325

Laredo Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	20,000	21,200

Legacy Reserves L.P./Legacy Reserves Finance Corp., Sr. Unsec. Gtd. Notes, 6.63%, 12/01/21(b)	80,000	77,600

MEG Energy Corp. (Canada),
Sr. Unsec. Gtd. Notes,
6.38%, 01/30/23(b)	193,000	193,965

6.50%, 03/15/21(b)	20,000	20,500

	Principal Amount	Value

Oil & Gas Exploration & Production – (continued)

Memorial Production Partners LP/Memorial Production Finance Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 05/01/21	$332,000	$323,700

Oasis Petroleum Inc., Sr. Unsec. Gtd. Notes, 6.50%, 11/01/21	250,000	266,250

Pacific Rubiales Energy Corp. (Colombia), Sr. Unsec. Gtd. Notes,
5.13%, 03/28/23(b)	500,000	475,185

Pertamina Persero PT (Indonesia),
Sr. Unsec. Notes,
4.30%, 05/20/23(b)	200,000	179,469

5.63%, 05/20/43(b)	200,000	165,659

Petroleos Mexicanos (Mexico),
Sr. Unsec. Gtd. Global Bonds,
5.50%, 06/27/44	300,000	281,983

Sr. Unsec. Gtd. Global Notes,
6.50%, 06/02/41	300,000	318,688

Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 6.63%, 05/01/21	50,000	53,250

QEP Resources Inc.,
Sr. Unsec. Global Notes,
5.25%, 05/01/23	175,000	172,813

Sr. Unsec. Notes,
5.38%, 10/01/22	110,000	110,000

QGOG Constellation S.A. (Brazil), Sr. Unsec. Gtd. Notes, 6.25%, 11/09/19(b)	300,000	288,436

Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.75%, 06/01/21	645,000	686,925

SandRidge Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	651,000	646,117

SM Energy Co.,
Sr. Unsec. Global Notes,
6.50%, 11/15/21	205,000	218,325

6.50%, 01/01/23	40,000	42,600

6.63%, 02/15/19	30,000	31,950

WPX Energy Inc., Sr. Unsec. Global Notes, 6.00%, 01/15/22	435,000	444,787

		9,576,525

Oil & Gas Refining & Marketing–0.55%

Cosan Luxembourg S.A. (Brazil), Sr. Unsec. Gtd. Notes, 5.00%, 03/14/23(b)	400,000	383,063

CVR Refining LLC/Coffeyville Finance Inc., Sr. Sec. Gtd. Notes, 6.50%, 11/01/22(b)	756,000	733,320

United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	195,000	217,425

		1,333,808

Oil & Gas Storage & Transportation–1.50%

Access Midstream Partners L.P./ACMP Finance Corp.,
Sr. Unsec. Gtd. Global Notes,
5.88%, 04/15/21	95,000	98,325

6.13%, 07/15/22	210,000	219,975

Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp.,
Sr. Unsec. Gtd. Notes,
5.88%, 08/01/23(b)	250,000	240,625

6.63%, 10/01/20(b)	240,000	244,800

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Crosstex Energy L.P./Crosstex Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 06/01/22	$410,000	$427,425

Eagle Rock Energy Partners L.P./Eagle Rock Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.38%, 06/01/19	286,000	294,580

Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	250,000	284,375

Inergy Midstream L.P./NRGM Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 12/15/20(b)	243,000	246,037

MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.50%, 08/15/21	455,000	486,850

Penn Virginia Resource Partners L.P./Penn Virginia Resource Finance Corp. II, Sr. Unsec. Gtd. Notes, 6.50%, 05/15/21(b)	132,000	129,030

Rockies Express Pipeline LLC, Sr. Unsec. Notes, 6.00%, 01/15/19(b)	20,000	19,000

Sabine Pass Liquefaction LLC , Sr. Sec. Notes, 5.63%, 02/01/21(b)	125,000	124,063

Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
Sr. Unsec. Gtd. Global Notes,
6.38%, 08/01/22	135,000	143,775

6.88%, 02/01/21	440,000	473,000

Tesoro Logistics L.P./Tesoro Logistics Finance Corp.,
Sr. Unsec. Gtd. Notes,
6.13%, 10/15/21(b)	80,000	81,200

Sr. Unsec. Notes,
5.88%, 10/01/20(b)	113,000	114,695

		3,627,755

Other Diversified Financial Services–0.49%

Citigroup Inc., Series A, Jr. Unsec. Sub. Global Notes, 5.95% (d)	350,000	340,676

Compiler Finance Sub Inc., Sr. Unsec. Notes, 7.00%, 05/01/21(b)	15,000	14,737

Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unsec. Notes, 7.38%, 04/01/20(b)	600,000	607,500

Oxford Finance LLC/Oxford Finance Co-Issuer Inc., Sr. Unsec. Notes, 7.25%, 01/15/18(b)	205,000	212,175

		1,175,088

Packaged Foods & Meats–0.44%

Del Monte Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/15/19	185,000	193,325

Post Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	325,000	349,375

Simmons Foods Inc., Sr. Sec. Notes,
10.50%, 11/01/17(b)	220,000	233,750

Sun Merger Sub Inc.,
Sr. Unsec. Notes,
5.25%, 08/01/18(b)	69,000	69,345

5.88%, 08/01/21(b)	69,000	70,552

Wells Enterprises Inc., Sr. Sec. Notes, 6.75%, 02/01/20(b)	150,000	157,500

		1,073,847

	Principal Amount	Value

Paper Packaging–0.07%

Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	$155,000	$164,688

Paper Products–0.24%

Neenah Paper Inc., Sr. Unsec. Gtd. Notes, 5.25%, 05/15/21(b)	47,000	46,765

PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	320,000	316,800

Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	200,000	206,500

		570,065

Personal Products–0.13%

First Quality Finance Co. Inc., Sr. Unsec. Notes, 4.63%, 05/15/21(b)	64,000	61,440

Revlon Consumer Products Corp., Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(b)	250,000	253,125

		314,565

Pharmaceuticals–0.30%

Valeant Pharmaceuticals, Sr. Unsec. Gtd. Notes, 6.38%, 10/15/20(b)	700,000	728,000

Property & Casualty Insurance–0.12%

Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	250,000	289,375

Railroads–0.18%

Georgian Railway JSC (Georgia), Sr. Unsec. Notes, 7.75%, 07/11/22(b)	200,000	216,280

Kazakhstan Temir Zholy Finance B.V. (Kazakhstan), Sr. Unsec. Gtd. Notes, 6.95%, 07/10/42(b)	200,000	208,817

		425,097

Real Estate Development–0.14%

Country Garden Holdings Co. Ltd. (China), Sr. Unsec. Gtd. Notes, 11.13%, 02/23/18(b)	300,000	337,842

Regional Banks–0.59%

Regions Bank, Unsec. Sub. Global Notes, 6.45%, 06/26/37	350,000	366,507

Regions Financial Corp., Unsec. Sub. Notes, 7.38%, 12/10/37	170,000	182,746

Synovus Financial Corp.,
Sr. Unsec. Global Notes,
7.88%, 02/15/19	110,000	126,500

Unsec. Sub. Global Notes,
5.13%, 06/15/17	460,000	470,350

Zions Bancorp., Series I, Jr. Unsec. Sub. Notes, 5.80% (d)	300,000	280,500

		1,426,603

Research & Consulting Services–0.07%

FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	165,000	176,550

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

	Principal Amount	Value

Semiconductor Equipment–0.39%

Amkor Technology Inc.,
Sr. Unsec. Global Notes,
6.38%, 10/01/22	$95,000	$95,119

6.63%, 06/01/21	305,000	308,812

Sr. Unsec. Gtd. Global Notes,
7.38%, 05/01/18	265,000	278,250

Sensata Technologies B.V., Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	250,000	268,125

		950,306

Semiconductors–0.50%

Freescale Semiconductor Inc.,
Sr. Unsec. Gtd. Global Notes,
8.05%, 02/01/20	550,000	588,500

10.75%, 08/01/20	85,000	95,837

NXP BV/NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(b)	500,000	520,000

		1,204,337

Soft Drinks–0.43%

Ajecorp B.V. (Spain), Sr. Unsec. Gtd. Notes, 6.50%, 05/14/22(b)	830,000	851,076

Corp Lindley S.A. (Peru), Sr. Unsec. Notes, 4.63%, 04/12/23(b)	200,000	190,786

		1,041,862

Sovereign Debt–10.40%

Argentina Boden Bonds (Argentina), Sr. Unsec. Bonds, 7.00%, 10/03/15	850,000	803,250

Bolivian Government International Bond (Bolivia), Sr. Unsec. Notes, 4.88%, 10/29/22(b)	450,000	428,625

Chile Government International Bond (Chile), Sr. Unsec. Global Notes, 3.25%, 09/14/21	400,000	394,600

Colombia Government International Bond (Colombia), Sr. Unsec. Global Bonds, 6.13%, 01/18/41	430,000	474,075

Costa Rica Government International Bond (Costa Rica),
Sr. Unsec. Notes,
4.25%, 01/26/23(b)	350,000	332,500

4.38%, 04/30/25(b)	200,000	187,000

Croatia Government International Bond (Croatia),
Sr. Unsec. Notes,
5.50%, 04/04/23(b)	200,000	199,000

6.38%, 03/24/21(b)	1,000,000	1,062,700

Dominican Republic International Bond (Dominican Repubic), Sr. Unsec. Notes, 9.04%, 01/23/18(b)	465,280	511,808

Guatemala Government Bond (Guatemala), Sr. Unsec. Bonds, 8.13%, 10/06/19(b)(f)	300,000	378,750

Hungary Government International Bond (Hungary),
Sr. Unsec. Global Notes,
5.38%, 02/21/23	150,000	145,322

7.63%, 03/29/41	350,000	369,250

	Principal Amount	Value

Sovereign Debt–(continued)

Indonesia Government International Bond (Indonesia),
Sr. Unsec. Bonds,
7.75%, 01/17/38(b)	$400,000	$484,000

Sr. Unsec. Notes,
3.38%, 04/15/23(b)	500,000	440,000

3.75%, 04/25/22(b)	200,000	184,500

4.63%, 04/15/43(b)	500,000	413,750

REGS,
Sr. Unsec. Euro Notes,
3.75%, 04/25/22(b)	500,000	461,250

Ivory Coast Government International Bond (Ivory Coast), REGS, Sr. Unsec. Euro Notes, 7.10%, 12/31/32(b)	710,000	630,125

Lithuania Government International Bond (Lithuania), Sr. Unsec. Notes, 6.63%, 02/01/22(b)	200,000	235,250

Mexico Government International Bond (Mexico), Sr. Unsec. Global Notes, 3.63%, 03/15/22	260,000	260,234

Morocco Government International Bond (Morocco), REGS, Sr. Unsec. Euro Bonds, 4.25%, 12/11/22(b)	450,000	411,187

Nigeria Government International Bond (Nigeria),
Sr. Unsec. Bonds,
5.13%, 07/12/18(b)	250,000	254,063

6.38%, 07/12/23(b)	300,000	306,000

Panama Government International Bond (Panama), Sr. Unsec. Global Bonds, 5.20%, 01/30/20	780,000	867,750

Peruvian Government International Bond (Peru), Sr. Unsec. Global Bonds, 8.75%, 11/21/33	400,000	584,000

Philippine Government International Bond (Philippines), Sr. Unsec. Global Bonds, 5.00%, 01/13/37	300,000	320,250

Poland Government International Bond (Poland),
Sr. Unsec. Global Notes,
3.00%, 03/17/23	200,000	182,750

5.00%, 03/23/22	275,000	295,625

Provincia de Buenos Aires (Argentina), Sr. Unsec. Notes, 10.88%, 01/26/21(b)	700,000	507,500

Qatar Government International Bond (Qatar),
Sr. Unsec. Notes,
6.40%, 01/20/40(b)	1,300,000	1,501,500

REGS,
Sr. Unsec. Euro Notes,
4.00%, 01/20/15(b)	990,000	1,032,075

Republic of Angola Via Northern Lights III BV (Angola), REGS, Sr. Unsec. Euro Loan Participation Notes, 7.00%, 08/16/19(b)	600,000	642,750

Republic of Latvia (Latvia), REGS, Sr. Unsec. Euro Notes, 5.25%, 02/22/17(b)	200,000	217,790

Republic of Paraguay (Paraguay), Sr. Unsec. Bonds, 4.63%, 01/25/23(b)	300,000	279,000

Republic of Serbia (Serbia),
Sr. Unsec. Bonds,
4.88%, 02/25/20(b)	200,000	184,540

Sr. Unsec. Notes,
5.25%, 11/21/17(b)	200,000	197,540

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

	Principal Amount	Value

Sovereign Debt–(continued)

Romanian Government International Bond (Romania),
Sr. Unsec. Notes,
4.38%, 08/22/23(b)	$670,000	$646,717

6.75%, 02/07/22(b)	160,000	181,032

Slovenia Government International Bond (Slovenia), Sr. Unsec. Bond, 4.75%, 05/10/18(b)	200,000	194,254

Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec. Notes,
6.25%, 10/04/20(b)	100,000	101,250

REGS,
Unsec. Euro Notes,
7.40%, 01/22/15(b)	600,000	636,000

Turkey Government International Bond (Turkey),
Sr. Unsec. Global Notes,
6.25%, 09/26/22	550,000	600,875

6.75%, 05/30/40	350,000	373,450

8.00%, 02/14/34	175,000	212,625

Unsec. Global Notes,
4.88%, 04/16/43	250,000	209,375

6.00%, 01/14/41	200,000	193,750

Ukraine Government International Bond (Ukraine),
Sr. Unsec. Bonds,
7.50%, 04/17/23(b)	350,000	307,563

Sr. Unsec. Notes,
7.80%, 11/28/22(b)	200,000	180,500

REGS,
Sr. Unsec. Euro Notes,
6.75%, 11/14/17(b)	575,000	531,300

7.95%, 02/23/21(b)	800,000	740,960

Uruguay Government International Bond (Uruguay), Unsec. Global Notes, 8.00%, 11/18/22	627,038	815,149

Venezuela Government International Bond (Venezuela),
Sr. Unsec. Global Bonds.,
9.25%, 09/15/27	370,000	308,950

REGS,
Sr. Unsec. Euro Bonds,
6.00%, 12/09/20(b)	1,000,000	742,500

11.75%, 10/21/26(b)	300,000	285,000

11.95%, 08/05/31(b)	320,000	304,000

Vietnam Government International Bond (Vietnam), Sr. Unsec. Bonds, 6.75%, 01/29/20(b)	200,000	217,943

Vnesheconombank Via VEB Finance PLC (Russia), Sr. Unsec. Notes, 6.03%, 07/05/22(b)	500,000	527,500

Wakala Global Sukuk Bhd (Malaysia),
Sr. Unsec. Bonds,
2.99%, 07/06/16(b)	250,000	262,734

REGS,
Sr. Unsec. Euro Bonds,
2.99%, 07/06/16(b)	350,000	365,565

		25,119,301

	Principal Amount	Value

Specialized Finance–1.20%

Air Lease Corp.,
Sr. Unsec. Global Notes,
6.13%, 04/01/17	$460,000	$486,450

Sr. Unsec. Gtd. Global Notes,
4.75%, 03/01/20	227,000	226,433

Aircastle Ltd.,
Sr. Unsec. Global Notes,
6.75%, 04/15/17	310,000	335,575

7.63%, 04/15/20	410,000	461,250

CIT Group Inc.,
Sr. Unsec. Global Notes,
5.00%, 08/15/22	460,000	462,300

Sr. Unsec. Notes,
5.50%, 02/15/19(b)	460,000	487,600

International Lease Finance Corp.,
Sr. Unsec. Global Notes,
5.88%, 04/01/19	260,000	272,187

5.88%, 08/15/22	60,000	61,425

Sr. Unsec. Notes,
8.25%, 12/15/20	80,000	93,400

		2,886,620

Specialized REIT’s–0.08%

MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	170,000	182,325

Specialty Chemicals–0.33%

Chemtura Corp., Sr. Unsec. Gtd. Notes,
5.75%, 07/15/21	147,000	147,000

Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	150,000	156,750

Magnetation LLC/ Mag Finance Corp., Sr. Sec. Gtd. Notes, 11.00%, 05/15/18(b)	120,000	118,500

PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	172,000	188,340

PQ Corp., Sr. Sec. Notes, 8.75%, 05/01/18(b)	165,000	175,313

		785,903

Specialty Stores–0.13%

Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	295,000	320,075

Steel–0.76%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.75%, 02/25/22	40,000	41,760

Commercial Metals Co., Sr. Unsec. Notes, 4.88%, 05/15/23	49,000	45,815

Evraz Group S.A. (Russia), Sr. Unsec. Notes, 7.40%, 04/24/17(b)	200,000	201,687

Steel Dynamics Inc., Sr. Unsec. Gtd. Notes, 6.13%, 08/15/19(b)	280,000	296,800

SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/20(b)	554,000	578,930

United States Steel Corp.,
Sr. Unsec. Global Notes,
7.50%, 03/15/22	180,000	184,050

Sr. Unsec. Notes,
7.00%, 02/01/18	105,000	112,088

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

	Principal Amount	Value

Steel–(continued)

Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 4.38%, 01/11/22	$400,000	$380,496

		1,841,626

Technology Distributors–0.05%

Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	125,000	131,875

Tires & Rubber–0.08%

Gajah Tunggal Tbk PT (Indonesia), Sr. Sec. Gtd. Notes, 7.75%, 02/06/18(b)	200,000	200,493

Trading Companies & Distributors–0.05%

United Rentals North America Inc.,
Sr. Sec. Gtd. Global Notes,
5.75%, 07/15/18	10,000	10,750

Sr. Unsec. Global Notes,
8.25%, 02/01/21	100,000	112,000

		122,750

Trucking–0.38%

Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	320,000	351,600

Hertz Corp. (The),
Sr. Unsec. Gtd. Global Notes,
5.88%, 10/15/20	10,000	10,663

6.75%, 04/15/19	500,000	543,125

		905,388

Wireless Telecommunication Services–3.85%

America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 07/16/42	400,000	338,075

Bharti Airtel International Netherlands B.V. (India), Sr. Unsec. Gtd. Notes,
5.13%, 03/11/23(b)	400,000	380,472

Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	1,055,000	1,204,019

Digicel Group Ltd. (Jamaica), Sr. Unsec. Notes, 8.25%, 09/30/20(b)	200,000	215,000

Digicel Ltd. (Jamaica), Sr. Unsec. Notes,
6.00%, 04/15/21(b)	600,000	582,000

MetroPCS Wireless Inc.,
Sr. Unsec. Gtd. Notes,
6.25%, 04/01/21(b)	340,000	349,350

6.63%, 11/15/20	245,000	259,700

6.63%, 04/01/23(b)	535,000	549,713

SBA Communications Corp., Sr. Unsec. Global Notes, 5.63%, 10/01/19	210,000	212,625

Sistema JSEC via Sistema International Funding S.A. (Russia), Unsec. Notes,
6.95%, 05/17/19(b)	600,000	627,754

Sprint Capital Corp.,
Sr. Unsec. Gtd. Global Notes,
6.88%, 11/15/28	625,000	585,156

6.90%, 05/01/19	135,000	143,606

	Principal Amount	Value

Wireless Telecommunication Services–(continued)

Sprint Communications Inc.,
Sr. Unsec. Global Notes,
6.00%, 11/15/22	$595,000	$577,150

7.00%, 08/15/20	115,000	122,044

Sr. Unsec. Gtd. Notes,
7.00%, 03/01/20(b)	40,000	44,050

9.00%, 11/15/18(b)	500,000	596,250

VimpelCom Holdings B.V. (Russia),
Sr. Unsec. Gtd. Notes,
5.20%, 02/13/19(b)	300,000	296,576

5.95%, 02/13/23(b)	800,000	749,779

7.50%, 03/01/22(b)	700,000	731,500

Wind Acquisition Finance S.A. (Italy),
Sr. Sec. Gtd. Notes,
7.25%, 02/15/18(b)	200,000	208,500

11.75%, 07/15/17(b)	500,000	530,000

		9,303,319

Total U.S. Dollar Denominated Bonds and Notes (Cost $129,408,102)		130,235,930

	Shares

Preferred Stocks–27.84%

Asset Management & Custody Banks–0.52%

Affiliated Managers Group Inc., 6.38% Sr. Unsec. Pfd.	6,400	159,680

Ameriprise Financial Inc., 7.75% Sr. Unsec. Pfd.	4,100	108,445

Apollo Investment Corp., 6.88% Sr. Unsec. Pfd.	7,000	163,730

Ares Capital Corp., 7.00% Sr. Unsec. Pfd.	14,200	364,798

Bank of New York Mellon Corp., (The) 5.20% Pfd.	10,900	243,070

State Street Corp., Series C, 5.25% Pfd.	9,400	223,908

		1,263,631

Cable & Satellite–0.05%

Comcast Corp., 5.00% Sr. Unsec. Gtd. Pfd.	5,400	130,356

Consumer Finance–1.39%

Ally Financial Inc.,
7.30% Sr. Unsec. Pfd.	11,300	284,986

7.38% Sr. Pfd.	16,900	426,556

Capital One Financial Corp., Series B, 6.00% Pfd.	16,400	397,536

Discover Financial Services, Series B, 6.50% Pfd.	10,800	269,892

GMAC Capital Trust I, Series 2, 8.13% Jr. Gtd. Sub. Pfd.	65,100	1,728,405

SLM Corp. 6.00% Sr. Unsec. Pfd.	10,900	244,051

		3,351,426

Diversified Banks–6.08%

Barclays Bank PLC (United Kingdom), Series 4, 7.75% Pfd.	30,100	764,540

Barclays Bank PLC (United Kingdom), Series 5, 8.13% Pfd.	78,900	2,007,216

HSBC Holdings PLC (United Kingdom), 8.13% Jr. Unsec. Sub. Pfd.	11,300	291,653

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

	Shares	Value

Diversified Banks–(continued)

HSBC Holdings PLC (United Kingdom), Series 2, 8.00% Jr. Unsec. Sub. Pfd.	142,000	$3,866,660

Lloyds Banking Group PLC (United Kingdom), 7.75% Sr. Unsec. Pfd.	16,200	429,462

Royal Bank of Scotland Group PLC (The) (United Kingdom), Series T, 7.25% Jr. Sub. Pfd.	99,890	2,253,519

Royal Bank of Scotland PLC (The) (United Kingdom), Series L, 5.75%, Jr. Sub. Pfd.	39,501	763,949

Santander Finance Preferred SAU (Spain), Series 10, 10.50%, Jr. Gtd. Sub. Pfd.	19,500	519,675

US Bancorp, Series F, 6.50% Pfd.	49,300	1,328,142

Wells Fargo & Co.,
5.20% Pfd.	16,900	375,687

5.85% Pfd.	10,500	257,565

Wells Fargo & Co., Series J, 8.00% Pfd.	33,800	959,582

Wells Fargo & Co., Series O, 5.13% Pfd.	30,100	664,006

Wells Fargo & Co., Series P, 5.25% Pfd.	9,400	210,184

		14,691,840

Diversified Capital Markets–1.38%

Deutsche Bank Contingent Capital Trust III (Germany), 7.60%, Jr. Unsec. Gtd. Sub. Pfd.	61,200	1,631,592

Deutsche Bank Contingent Capital Trust V (Germany), 8.05%, Jr. Unsec. Gtd. Sub. Pfd.	61,200	1,707,480

		3,339,072

Diversified REIT’s–0.46%

PS Business Parks, Inc., Series S, 6.45% Pfd.	17,300	425,407

Vornado Realty L.P. 7.88%, Sr. Unsec. Pfd.	8,500	225,760

Vornado Realty Trust, Series J, 6.88% Pfd.	18,200	467,376

		1,118,543

Electric Utilities–1.22%

Alabama Power Co., 5.63% Pfd.	11,500	286,422

BGE Capital Trust II, 6.20%, Jr. Unsec. Gtd. Sub. Pfd.	4,700	118,158

Duke Energy Corp., 5.13%, Jr. Unsec. Sub. Pfd.	9,400	216,858

Entergy Louisiana LLC, 5.25%, Sr. Sec. First Mortgage Pfd.	6,100	134,993

Entergy Mississippi Inc., 6.00%, Sr. Sec. First Mortgage Pfd.	8,900	220,898

Entergy Texas Inc., 7.88%, Sr. Sec. Mortgage Pfd.	8,500	227,290

Interstate Power & Light Co., Series D, 5.10% Pfd.	4,700	108,147

NextEra Energy Capital Holdings Inc., 5.00%, Jr. Unsec. Gtd. Sub. Pfd.	6,600	137,148

NextEra Energy Capital Holdings Inc., Series F, 8.75%, Jr. Unsec. Gtd. Sub. Pfd.	4,700	123,986

NextEra Energy Capital Holdings Inc., Series G, 5.70%, Jr. Unsec. Gtd. Sub. Pfd.	13,200	309,672

NextEra Energy Capital Holdings Inc., Series H, 5.63%, Jr. Unsec. Gtd. Sub. Pfd.	17,400	403,506

Pacific Gas & Electric Co., Series A, 6.00% Pfd.	3,100	87,730

PPL Capital Funding, Inc., Series B, 5.90%, Jr. Unsec. Gtd. Sub. Pfd.	8,500	195,415

SCE Trust I, 5.63%, Jr. Unsec. Sub. Pfd.	16,400	373,756

		2,943,979

	Shares	Value

Industrial Conglomerates–0.41%

General Electric Capital Corp.,
4.70%, Sr. Unsec. Pfd.	10,300	$217,536

4.88%, Sr. Unsec. Pfd.	17,900	394,337

4.88%, Sr. Unsec. Pfd.	16,900	380,081

		991,954

Industrial Machinery–0.14%

Stanley Black & Decker Inc., 5.75%, Jr. Unsec. Sub. Pfd.	14,100	342,348

Integrated Telecommunication Services–0.54%

Qwest Corp.,
6.13%, Sr. Unsec. Pfd.	7,500	169,050

7.00%, Sr. Unsec. Pfd.	9,400	236,598

7.00%, Sr. Unsec. Pfd.	10,300	259,869

7.38%, Sr. Unsec. Pfd.	13,200	334,620

7.50%, Sr. Unsec. Pfd.	12,200	312,808

		1,312,945

Investment Banking & Brokerage–1.58%

BGC Partners Inc. 8.13%, Sr. Unsec. Pfd.	3,300	85,107

Charles Schwab Corp. (The), Series B, 6.00% Pfd.	9,100	230,139

Goldman Sachs Group, Inc. (The), 6.50%, Sr. Unsec. Pfd.	13,200	338,580

Goldman Sachs Group, Inc. (The), Series I, 5.95% Pfd.	33,800	817,960

Goldman Sachs Group, Inc. (The), Series J, 5.50% Variable Rate Pfd.(c)	22,715	538,800

Morgan Stanley Capital Trust III, 6.25% Jr. Unsec. Gtd. Sub. Pfd.	57,200	1,431,144

Raymond James Financial Inc., 6.90% Sr. Pfd.	8,200	211,806

Stifel Financial Corp., 6.70% Sr. Pfd.	6,100	158,966

		3,812,502

Life & Health Insurance–1.56%

Aegon N.V. (Netherlands),
6.38% Jr. Unsec. Sub. Pfd.	32,000	789,120

8.00% Jr. Unsec. Sub. Pfd.	30,100	820,526

Aflac Inc., 5.50% Jr. Unsec. Sub. Pfd.	9,400	226,822

MetLife Inc., Series B, 6.50% Pfd.	26,300	662,497

Principal Financial Group Inc., Series B, 6.52% Pfd.	4,700	119,380

Protective Life Corp., 6.25% Jr. Unsec. Sub. Pfd.	10,100	244,016

Prudential Financial Inc., 5.75% Jr. Unsec. Sub. Pfd.	11,300	266,680

Prudential Financial, Inc., 5.70% Jr. Unsec. Sub. Pfd.	12,200	285,968

Prudential PLC, (United Kingdom), 6.75% Jr. Unsec. Sub. Pfd.	10,300	254,410

Torchmark Corp., 5.88% Jr. Unsec. Sub. Pfd.	3,600	86,328

		3,755,747

Multi-Line Insurance–0.38%

American Financial Group Inc., 6.38% Sr. Unsec. Pfd.	9,200	233,220

Aviva PLC (United Kingdom), 8.25% Jr. Unsec. Sub. Pfd.	7,500	206,775

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

	Shares	Value

Multi-Line Insurance–(continued)

Hartford Financial Services Group Inc. (The), 7.88% Jr. Sub. Pfd.	15,935	$468,648

		908,643

Multi-Utilities–0.28%

Dominion Resources Inc., Series A, 8.38%, Jr. Unsec. Sub. Pfd.	12,900	340,689

DTE Energy Co., 6.50% Jr. Unsec. Sub. Deb. Pfd.	9,000	232,110

SCANA Corp., 7.70% Jr. Unsec. Sub. Pfd.	3,600	96,840

		669,639

Office REIT’s–0.43%

Alexandria Real Estate Equities Inc., Series E, 6.45% Pfd.	3,800	91,428

Boston Properties, Inc., 5.25% Pfd.	5,400	131,490

CommonWealth REIT, 5.75% Sr. Unsec. Pfd.	10,600	229,384

Digital Realty Trust, Inc., Series F, 6.63% Pfd.	8,800	210,848

Digital Realty Trust, Inc., Series G, 5.88% Pfd.	5,500	118,800

Kilroy Realty Corp., Series G, 6.88% Pfd.	2,900	71,021

Kilroy Realty Corp., Series H, 6.38% Pfd.	2,000	47,720

SL Green Realty Corp., Series I, 6.50% Pfd.	5,700	136,800

		1,037,491

Office Services & Supplies–0.13%

Pitney Bowes Inc.,
5.25% Sr. Unsec. Pfd.	2,200	56,980

6.70% Sr. Unsec. Pfd.	10,000	251,800

		308,780

Oil & Gas Refining & Marketing–0.08%

NuStar Logistics L.P., 7.63% Jr. Unsec. Gtd. Sub. Variable Rate Pfd. (c)	7,600	200,488

Other Diversified Financial Services–5.77%

BAC Capital Trust VIII, 6.00% Jr. Unsec. Gtd. Sub. Pfd.	11,600	290,580

Bank of America Corp., Series 3, 6.38% Pfd.	23,300	582,500

Bank of America Corp., Series D, 6.20% Pfd.	23,300	580,170

Bank of America Corp., Series I, 6.63% Pfd.	62,051	1,624,495

Bank of America Corp., Series J, 7.25% Pfd.	18,800	470,000

Citigroup Capital XIII, 7.88% Jr. Sub. Pfd.	94,666	2,603,315

Countrywide Capital V, 7.00% Jr. Gtd. Sub. Pfd.	26,200	657,882

ING Groep NV (Netherlands),
7.38% Jr. Unsec. Sub. Pfd.	47,300	1,191,487

8.50% Jr. Unsec. Sub. Pfd.	92,769	2,376,742

JPMorgan Chase & Co., Series J, 8.63% Pfd.	15,000	375,150

JPMorgan Chase & Co., Series O, 5.50% Pfd.	15,000	345,450

JPMorgan Chase & Co., Series P, 5.45% Pfd.	51,300	1,177,848

JPMorgan Chase Capital XXIX, 6.70% Jr. Gtd. Sub. Pfd.	22,600	583,532

Morgan Stanley Capital Trust VI, 6.60% Jr. Unsec. Gtd. Sub. Pfd.	26,300	659,341

RBS Capital Funding Trust VII, (Netherlands), Series G, 6.08% Jr. Unsec. Sub. Gtd. Pfd.	21,702	430,568

		13,949,060

	Shares	Value

Property & Casualty Insurance–0.70%

Allstate Corp. (The),
5.10% Unsec. Sub. Pfd.	8,900	$223,568

5.63% Pfd.	6,800	170,680

Arch Capital Group Ltd., Series C, 6.75% Pfd.	6,100	154,757

Argo Group U.S. Inc., 6.50% Sr. Unsec. Gtd. Pfd.	4,200	100,338

Aspen Insurance Holdings Ltd.,
5.95% Variable Rate Pfd. (c)	4,700	120,790

7.25% Pfd.	6,900	180,090

Assured Guaranty Municipal Holdings Inc., 6.25% Sr. Unsec. Gtd. Pfd.	8,100	190,188

Axis Capital Holdings Ltd., Series C, 6.88% Pfd.	9,400	244,212

Hanover Insurance Group, Inc. (The), 6.35% Jr. Unsec. Sub. Pfd.	4,100	94,710

Selective Insurance Group, Inc., 5.88% Sr. Unsec. Pfd.	3,200	70,400

W. R. Berkley Corp., 5.63% Jr. Unsec. Sub. Pfd.	6,600	141,694

		1,691,427

Real Estate Operating Companies–0.05%

Forest City Enterprises Inc., 7.38% Sr. Unsec. Pfd.	4,600	115,000

Regional Banks–2.13%

BB&T Corp., 5.85% Pfd.	27,300	$672,945

BB&T Corp., Series E, 5.63% Pfd.	18,800	440,672

City National Corp., Series C, 5.50% Pfd.	5,100	119,799

Cullen/Frost Bankers, Inc. 5.38% Pfd.	3,600	86,760

First Horizon National Corp., Series A, 6.20% Pfd.	2,400	57,912

First Niagara Financial Group Inc., Series B, 8.63% Pfd.	8,200	231,650

First Republic Bank, 5.50% Pfd.	4,900	109,417

First Republic Bank, Series A, 6.70% Pfd.	4,700	118,534

First Republic Bank, Series B, 6.20% Pfd.	5,800	145,000

FirstMerit Corp., Series A, 5.88% Pfd.	2,400	56,064

PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.	33,800	887,250

Regions Financial Corp., Series A, 6.38% Pfd.	9,400	231,522

SunTrust Banks Inc., Series E, 5.88% Pfd.	8,500	200,940

TCF Financial Corp., 7.50% Pfd.	4,000	104,280

TCF Financial Corp., Series B, 6.45% Pfd.	2,300	55,890

Texas Capital Bancshares, Inc., Series A, 6.50% Pfd.	6,200	152,458

Webster Financial Corp., Series E, 6.40% Pfd.	2,600	64,480

Zions Bancorp., Series C, 9.50% Pfd.	7,500	191,550

Zions Bancorp., Series F, 7.90% Pfd.	15,000	423,750

Zions Bancorp., Series G, 6.30% Variable Rate Pfd.(c)	26,780	674,521

Zions Bancorp., Series H, 5.75% Pfd.	5,000	116,250

		5,141,644

Reinsurance–0.58%

Endurance Specialty Holdings Ltd., Series A, 7.75% Pfd.	4,100	108,445

Endurance Specialty Holdings Ltd., Series B, 7.50% Pfd.	4,300	113,606

Maiden Holdings Ltd., Series A, 8.25% Pfd.	8,400	218,064

Montpelier Re Holdings Ltd., 8.88% Pfd.	3,000	79,410

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

	Shares	Value

Reinsurance – (continued)

PartnerRe Ltd., Series E, 7.25% Pfd.	16,000	$424,480

Reinsurance Group of America, Inc., 6.20% Sr. Unsec. Sub. Variable Rate Pfd.(c)	9,400	240,170

RenaissanceRe Holdings Ltd., Series E, 5.38% Pfd.	9,900	219,681

		1,403,856

Retail REIT’s–0.60%

DDR Corp., Class J, 6.50% Pfd.	7,600	182,324

Glimcher Realty Trust 6.88% Pfd.	5,400	132,462

Kimco Realty Corp., Series I, 6.00% Pfd.	18,300	444,141

National Retail Properties Inc., Series D, 6.63% Pfd.	10,800	270,108

Realty Income Corp., Series E, 6.75% Pfd.	4,200	107,352

Realty Income Corp., Series F, 6.63% Pfd.	7,500	191,400

Regency Centers Corp., Series 6, 6.63% Pfd.	4,700	117,547

		1,445,334

Specialized Finance–0.19%

KKR Financial Holdings LLC, Series A, 7.38% Pfd.	8,800	222,640

KKR Financial Holdings LLC, 8.38% Sr. Unsec. Pfd.	8,200	225,008

		447,648

Specialized REIT’s–0.92%

EPR Properties, Series F, 6.63% Pfd.	1,900	45,600

Health Care REIT, Inc., Series J, 6.50% Pfd.	5,400	136,620

Hospitality Properties Trust, Series D, 7.13% Pfd.	6,800	173,536

Public Storage, Series Q, 6.50% Pfd.	62,400	1,578,720

Senior Housing Properties Trust, 5.63% Sr. Unsec. Pfd.	6,600	143,814

Ventas Realty, L.P. / Ventas Capital Corp., 5.45% Sr. Unsec. Gtd. Pfd.	6,500	146,380

		2,224,670

Thrifts & Mortgage Finance–0.03%

Astoria Financial Corp., Series C, 6.50% Pfd.	3,200	77,696

Wireless Telecommunication Services–0.24%

Telephone & Data Systems Inc., 7.00% Sr. Unsec. Pfd.	15,700	405,217

United States Cellular Corp., 6.95% Sr. Unsec. Pfd.	6,400	163,200

		568,417

Total Preferred Stocks (Cost $67,833,993)		67,244,136

	Principal Amount		Value

U.S. Treasury Securities–11.27%

U.S. Treasury Notes–3.98%

3.13%, 05/15/21		$9,000,000	$9,621,824

U.S. Treasury STRIPS–7.29%

3.68%, 02/15/43(g)		15,000,000	4,815,807

3.83%, 02/15/43(g)		39,800,000	12,777,940

			17,593,747

Total U.S. Treasury Securities (Cost $28,204,898)			27,215,571

Non-U.S. Dollar Denominated Bonds & Notes–2.42%(h)

Broadcasting–0.12%

Central European Media Enterprises Ltd. (Czech Republic), REGS, Jr. Sec. Gtd. Euro Notes, 11.63%, 09/15/16(b)	EUR	150,000	211,051

CET 21 spol sro (Czech Republic), Sr. Sec. Gtd. Notes, 9.00%, 11/01/17(b)	EUR	50,000	73,011

			284,062

Casinos & Gaming–0.26%

Codere Finance Luxembourg S.A. (Spain), REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 06/15/15(b)	EUR	120,000	78,233

Gala Group Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.88%, 09/01/18(b)	GBP	125,000	205,328

Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.63%, 07/25/22(b)	CAD	335,000	337,610

			621,171

Construction Materials–0.21%

Manutencoop Facility Management SpA (Italy), Sr. Sec. Gtd. Notes, 8.50%, 08/01/20(b)	EUR	160,000	205,536

Obrascon Huarte Lain S.A. (Spain), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.63%, 03/15/20(b)	EUR	100,000	141,099

Spie BondCo 3 SCA (Luxembourg), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 11.00%, 08/15/19(b)	EUR	105,000	155,943

			502,578

Diversified Banks–0.26%

Co-Operative Group Holdings 2011 (United Kingdom), Sr. Unsec. Gtd. Euro Notes, 6.88%, 07/08/20	GBP	110,000	159,185

Inter-American Development Bank (Supranational), Series 382, Medium-Term Euro Notes, 7.05%, 01/23/14	BRL	1,100,000	478,054

			637,239

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

	Principal Amount		Value

Electric Utilities–0.11%

RusHydro JSC via RusHydro Finance Ltd. (Russia), Sr. Unsec. Medium-Term Euro Loan Participation Notes, 7.88%, 10/28/15	RUB	9,000,000	$270,651

Food Distributors–0.18%

Bakkavor Finance 2 PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 02/15/18(b)	GBP	270,000	427,181

Hotels, Resorts & Cruise Lines–0.06%

Thomas Cook Finance PLC (United Kingdom), Sr. Unsec. Gtd. Notes,
7.75%, 06/15/20(b)	EUR	100,000	135,648

Independent Power Producers & Energy Traders–0.06%

Infinis PLC (United Kingdom), Sr. Sec. Notes, 7.00%, 02/15/19(b)	GBP	100,000	156,313

Leisure Facilities–0.06%

Cirsa Funding Luxembourg S.A. (Spain), REGS, Sr. Unsec. Gtd. Euro Notes, 8.75%, 05/15/18(b)	EUR	100,000	136,389

Metal & Glass Containers–0.06%

Greif Luxembourg Finance SCA, REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.38%, 07/15/21(b)	EUR	100,000	150,679

Multi-Sector Holdings–0.06%

KM Germany Holdings GmbH (Germany), Sr. Sec. Gtd. Notes, 8.75%, 12/15/20(b)	EUR	100,000	141,033

Other Diversified Financial Services–0.36%

AG Spring Finance II Ltd. (Spain), Sr. Sec. Notes, 9.50%, 06/01/19(b)	EUR	100,000	127,396

Lowell Group Financing PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.75%, 04/01/19(b)	GBP	220,000	376,522

TVN Finance Corp II AB (Poland), Sr. Unsec. Gtd. Notes, 10.75%, 11/15/17(b)	EUR	250,000	357,572

			861,490

Research & Consulting Services–0.05%

La Financiere Atalian SA (France), REGS, Sr. Unsec. Euro Bonds,
7.25%, 01/15/20(b)	EUR	100,000	133,017

Sovereign Debt–0.47%

Mexican Bonos (Mexico),
Series M, Bonds,
8.00%, 06/11/20	MXN	3,500,000	312,380

7.75%, 05/29/31	MXN	9,500,000	811,682

			1,124,062

Systems Software–0.05%

TeamSystem Holdings SpA (Italy), Sr. Sec. Gtd. Bonds, 7.38%, 05/15/20(b)	EUR	100,000	129,391

	Principal Amount		Value

Wireless Telecommunication Services–0.05%

Mobile Challenger Intermediate Group S.A. (Switzerland), Sr. Sec. PIK Notes, 8.75%, 03/15/19(b)	EUR	100,000	$132,385

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $6,003,179)			5,843,289

	Shares

Money Market Funds–3.10%

Liquid Assets Portfolio –Institutional Class (i)		3,750,260	3,750,260

Premier Portfolio –Institutional Class (i)		3,750,261	3,750,261

Total Money Market Funds (Cost $7,500,521)			7,500,521

TOTAL INVESTMENTS–98.54% (Cost $238,950,693)			238,039,447

OTHER ASSETS LESS LIABILITIES–1.46%			3,529,477

NET ASSETS–100.00%			$241,568,924

Investment Abbreviations:

BRL	— Brazilian Real
CAD	— Canadian Dollar
Ctfs.	— Certificates
Deb.	— Debentures
EUR	— Euro
GBP	— British Pound
Gtd.	— Guaranteed
Jr.	— Junior
MXN	— Mexican Peso
Pfd.	— Preferred
PIK	— Payment in Kind
REGS	— Regulation S
REIT	— Real Estate Investment Trust
RUB	— Russian Rouble
Sec.	— Secured
Sr.	— Senior
STRIPS	— Separately Traded Registered Interest and Principal Security
Sub.	— Subordinated
Unsec.	— Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2013 was $71,540,852, which represented 29.62% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2013.
(d)	Perpetual bond with no specified maturity date.

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

(e)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	Foreign denominated security. Principal amount is denominated in currency indicated.
(i)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Invesco Premium Income Fund

A.	Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance.

Invesco Premium Income Fund

E.	Foreign Currency Contracts – (continued)

Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a

Invesco Premium Income Fund

G.	Swap Agreements – (continued)

master netting arrangement between the Fund and the counterparty and by the designation of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

H.	Other Risks - The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.
I.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
J.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –    Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Premium Income Fund

	Level 1	Level 2	Level 3	Total

Equity Securities	$73,642,020	$1,102,637	$--	$74,744,657

U.S. Treasury Securities	--	27,215,571	--	27,215,571

Corporate Debt Securities	--	109,835,856	--	109,835,856

Foreign Government Debt Securities	--	26,243,363	--	26,243,363

	73,642,020	164,397,427	--	238,039,447

Foreign Currency Contracts*	--	(8,196)	--	(8,196)

Futures*	(4,259,765)	--	--	(4,259,765)

Swap Agreements*	--	188,109	--	188,109

Total Investments	$69,382,255	$164,577,340	$--	$233,959,595

*	Unrealized appreciation (depreciation).

NOTE 3 -- Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2013:

Risk Exposure/ Derivative Type	Value
	Assets	Liabilities

Credit risk Swap agreements	$372,766	$(184,657)

Currency risk Foreign Currency contracts	25,583	(33,779)

Interest rate risk Futures contracts (a)	--	(4,259,765)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.

Effect of Derivative Investments for the nine months ended July 31, 2013

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations

	Futures*	Foreign Currency Contracts*	Swap Agreements*

Realized Gain (Loss)
Credit risk	$--	$--	$649,130

Currency risk	--	(46,284)	--

Interest rate risk	$(1,524,896)	--	--

Change in Unrealized Appreciation (Depreciation)
Credit risk	$--	$--	$69,109

Currency risk	--	27,191	--

Interest rate risk	(4,224,783)	--	--

Total	$(5,749,679)	$(19,093)	$718,239

* The average notional value of futures, foreign currency contracts and swap agreements outstanding during the period was $54,439,458, $2,655,432, and $10,546,667, respectively.

Invesco Premium Income Fund

Open Foreign Currency Contracts

							Unrealized
Settlement Date		Contract to				Notional	Appreciation
	Counterparty	Deliver		Receive		Value	(Depreciation)

08/08/13	RBC Capital Markets Corp.	EUR	1,405,000	USD	1,835,606	$1,869,385	$(33,779)

08/08/13	RBC Capital Markets Corp.	GBP	897,000	USD	1,389,946	1,364,536	25,410

08/08/13	RBC Capital Markets Corp.	USD	106,312	GBP	70,000	106,485	173

Total open foreign currency contracts							$(8,196)

Currency Abbreviations:

EUR -- Euro

GBP -- British Pound Sterling

USD -- U.S. Dollar

Open Futures Contracts(a)

				Unrealized
	Number of	Expiration	Notional	Appreciation
Long Contracts	Contracts	Month	Value	(Depreciation)

U.S. Treasury Long Bond	541	September-2013	$72,527,813	$(4,259,765)

(a)	Futures collateralized by $1,440,000 cash held with Goldman Sachs & Co., the futures commission merchant.

Open Credit Default Swap Agreements

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread (a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
JPMorgan Chase Securities Inc.	Markit CDX North America, High Yield Index Series 5	Sell	5.00%	06/20/18	3.66%	$5,000,000	$218,190	$67,618
JPMorgan Chase Securities Inc.	Markit CDX North America, High Yield Index Series 17	Sell	5.00	12/20/16	2.65	2,880,000	(89,488)	305,148
JPMorgan Chase Securities Inc.	Markit CDX Emerging Markets Index Series 19	Sell	5.00	06/20/18	3.06	10,000,000	1,033,909	(184,657)
Total Credit Default Swap Agreements								$188,109

(a)	Implied credit spreads represent the current level as of July 31, 2013 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Invesco Premium Income Fund

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2013 was $179,138,416 and $108,023,330, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $42,526,211 and $33,563,244. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$4,592,402

Aggregate unrealized (depreciation) of investment securities	(6,139,545)

Net unrealized appreciation (depreciation) of investment securities	$(1,547,143)

Cost of investments for tax purposes is $239,586,590.

Invesco Premium Income Fund

Invesco Select Companies Fund Quarterly Schedule of Portfolio Holdings July 31, 2013

invesco.com/us	SCO-QTR-1 07/13	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2013

(Unaudited)

	Shares	Value

Common Stocks–73.00%

Aerospace & Defense–3.45%

Cubic Corp.	1,049,203	$53,037,212

Aluminum–0.00%

Cymat Technologies Ltd. (Canada)(b)	2,497,500	24,318

Apparel, Accessories & Luxury Goods–0.17%

Hampshire Group, Ltd. (b)(c)	592,824	2,667,708

Application Software–1.69%

Solera Holdings Inc.	454,852	25,885,627

Automotive Retail–4.35%

America’s Car-Mart, Inc. (b)(c)	796,471	34,471,265

Lithia Motors, Inc. -Class A	496,294	32,378,220

		66,849,485

Commodity Chemicals–1.12%

Chemtrade Logistics Income Fund (Canada)	1,045,784	17,209,104

Data Processing & Outsourced Services–5.69%

Alliance Data Systems Corp. (b)	442,278	87,473,743

Education Services–3.66%

American Public Education Inc. (b)(c)	1,423,005	56,222,927

Electrical Components & Equipment–2.58%

Regal-Beloit Corp.	611,538	39,554,278

Health Care Supplies–7.42%

Alere, Inc. (b)	2,202,288	73,556,419

Cooper Cos., Inc. (The)	317,539	40,438,592

		113,995,011

Internet Retail–0.69%

Nutrisystem, Inc.	852,502	10,664,800

IT Consulting & Other Services–5.35%

Booz Allen Hamilton Holding Corp.	3,702,160	79,152,181

NCI, Inc. -Class A (b)(c)	677,418	3,068,703

		82,220,884

Leisure Products–1.84%

MEGA Brands Inc. (Canada)(b)(c)	1,952,564	28,328,333

	Shares		Value

Life Sciences Tools & Services–4.25%

Charles River Laboratories International, Inc. (b)		1,434,633	$65,333,187

Oil & Gas Equipment & Services–3.83%

ION Geophysical Corp. (b)(c)		9,554,564	58,760,569

Oil & Gas Exploration & Production–3.46%

Ultra Petroleum Corp. (b)		2,453,956	53,128,147

Other Diversified Financial Services–0.00%

Brompton Corp. (Canada) (Acquired 11/19/03-07/21/05; Cost $0) (d)		69,374	0

Publishing–3.61%

John Wiley & Sons, Inc. -Class A		1,228,908	55,460,618

Real Estate Services–3.61%

FirstService Corp. (Canada)		41,811	1,552,024

FirstService Corp. (Canada)		1,450,295	53,958,882

			55,510,906

Semiconductors–10.44%

International Rectifier Corp. (b)(c)		4,665,228	112,478,647

Microsemi Corp. (b)		1,940,504	47,852,829

			160,331,476

Systems Software–4.30%

Rovi Corp. (b)		2,932,869	66,077,539

Trucking–1.49%

Con-way Inc.		550,873	22,833,686

Total Common Stocks & Other Equity Interests (Cost $896,032,770)			1,121,569,558

	Principal Amount

Non-U.S. Dollar Denominated Bonds & Notes–0.19%

Leisure Products–0.19%

MEGA Brands Inc. (Canada), Class A, Sr. Sec. Gtd. Deb., 10.00%, 03/31/15 (Cost $2,687,028)(e)	CAD	2,758,503	2,828,338

See accompanying notes which are an integral part of this schedule.

Invesco Select Companies Fund

	Shares	Value

Money Market Funds–26.88%
Liquid Assets Portfolio –Institutional Class (f)	206,472,196	$206,472,196

Premier Portfolio –Institutional Class (f)	206,472,196	206,472,196

Total Money Market Funds (Cost $412,944,392)		412,944,392

TOTAL INVESTMENTS–100.07% (Cost $1,311,664,190)		1,537,342,288

OTHER ASSETS LESS LIABILITIES–(0.07)%		(1,013,614)

NET ASSETS–100.00%		$1,536,328,674

Investment Abbreviations:

CAD	—Canadian Dollar
Deb.	—Debentures
Gtd.	—Guaranteed
Sec.	—Secured
Sr.	—Senior

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of July 31, 2013 was $295,998,152, which represented 19.27% of the Fund’s Net Assets. See Note 3.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2013 represented less than 1% of the Fund’s Net Assets.

(e)	Foreign denominated security. Principal amount is denominated in currency indicated.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Select Companies Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Select Companies Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco Select Companies Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,534,513,950	$--	$0	$1,534,513,950

Foreign Corporate Debt Securities	--	2,828,338	--	2,828,338

Total Investments	$1,534,513,950	$2,828,338	$0	$1,537,342,288

NOTE 3 -- Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the nine months ended July 31, 2013.

	Value 10/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 07/31/13	Interest / Dividend Income

America’s Car Mart Inc.	$836,640	$30,344,409	$-	$3,290,216	$-	$34,471,265	$-

American Public Education	51,840,072	-	-	4,382,855	-	56,222,927	-

FirstService Corp. (a)	41,679,649	-	-	12,279,233	-	53,958,882	-

Hampshire Group Ltd.	1,659,907	-	-	1,007,801	-	2,667,708	-

International Rectifier Corp.	72,264,382	-	-	40,214,265	-	112,478,647	-

ION Geophysical Corp.	43,431,168	16,834,106	-	(1,504,705)	-	58,760,569	-

MEGA Brands Inc.	12,935,968	6,106,568	-	9,285,797	-	28,328,333	-

NCI, Inc. -Class A	3,807,089	-	-	(738,386)	-	3,068,703	-

Total	$228,454,875	$53,285,083	$-	$68,217,076	$-	$349,957,034	$-

        (a) As of July 31, 2013, this security is no longer considered an affiliate of the Fund.

Invesco Select Companies Fund

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2013 was $142,615,166 and $201,691,300, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$272,578,426

Aggregate unrealized (depreciation) of investment securities	(63,655,781)

Net unrealized appreciation of investment securities	$208,922,645

Cost of investments for tax purposes is $1,328,419,643.

Invesco Select Companies Fund

Item 2. Controls and Procedures.

(a)	As of August 13, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2013, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:       AIM Investment Funds (Invesco Investment Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	September 27, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	September 27, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	September 27, 2013

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.